UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-09987

Eaton Vance Floating Rate Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

October 31, 2017

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

Floating Rate Portfolio

October 31, 2017

Portfolio of Investments

Senior Floating-Rate Loans — 91.8%(1)

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Aerospace and Defense — 1.2%
Accudyne Industries, LLC
Term Loan, 5.08%, (3 mo. USD LIBOR + 3.75%), Maturing August 2, 2024	7,875	$7,940,827
IAP Worldwide Services, Inc.
Revolving Loan, 1.37%, (3 mo. USD LIBOR + 5.50%), Maturing July 18, 2018(2)	5,347	5,327,840
Term Loan - Second Lien, 8.00%, (3 mo. USD LIBOR + 6.50%, Floor 1.50%), Maturing July 18, 2019(3)	7,158	5,776,139
TransDigm, Inc.
Term Loan, 4.33%, (USD LIBOR + 3.00%), Maturing June 4, 2021(4)	33,766	33,955,682
Term Loan, 4.27%, (USD LIBOR + 3.00%), Maturing June 9, 2023(4)	28,767	28,925,014
Term Loan, 4.26%, (USD LIBOR + 3.00%), Maturing August 22, 2024(4)	28,463	28,644,783
Wesco Aircraft Hardware Corp.
Term Loan, 4.25%, (1 mo. USD LIBOR + 3.00%), Maturing October 4, 2021	12,350	12,157,031

		$122,727,316

Automotive — 2.0%
American Axle and Manufacturing, Inc.
Term Loan, 3.56%, (USD LIBOR + 2.25%), Maturing April 6, 2024(4)	38,537	$38,605,437
Apro, LLC
Term Loan, 5.24%, (1 mo. USD LIBOR + 4.00%), Maturing August 8, 2024	2,975	3,019,625
CS Intermediate Holdco 2, LLC
Term Loan, 3.58%, (3 mo. USD LIBOR + 2.25%), Maturing November 2, 2023	6,349	6,395,683
Dayco Products, LLC
Term Loan, 6.32%, (3 mo. USD LIBOR + 5.00%), Maturing May 19, 2023	11,696	11,812,644
FCA US, LLC
Term Loan, 3.24%, (1 mo. USD LIBOR + 2.00%), Maturing December 31, 2018	10,000	10,054,170
Federal-Mogul Holdings Corporation
Term Loan, 4.99%, (1 mo. USD LIBOR + 3.75%), Maturing April 15, 2021	45,293	45,646,390
Goodyear Tire & Rubber Company (The)
Term Loan - Second Lien, 3.24%, (1 mo. USD LIBOR + 2.00%), Maturing April 30, 2019	16,217	16,301,458
Horizon Global Corporation
Term Loan, 5.74%, (1 mo. USD LIBOR + 4.50%), Maturing June 30, 2021	5,898	5,949,943

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Automotive (continued)
Sage Automotive Interiors, Inc.
Term Loan, 6.24%, (1 mo. USD LIBOR + 5.00%), Maturing October 27, 2022		10,545	$10,584,857
TI Group Automotive Systems, LLC
Term Loan, 3.75%, (3 mo. EURIBOR + 3.00%, Floor 0.75%), Maturing June 30, 2022	EUR	7,865	9,248,748
Term Loan, 3.99%, (1 mo. USD LIBOR + 2.75%), Maturing June 30, 2022		17,703	17,785,959
Tower Automotive Holdings USA, LLC
Term Loan, 4.00%, (1 mo. USD LIBOR + 2.75%), Maturing March 7, 2024		17,775	17,885,865
Visteon Corporation
Term Loan, 3.58%, (3 mo. USD LIBOR + 2.25%), Maturing March 24, 2024		2,500	2,516,145

			$195,806,924

Beverage and Tobacco — 0.3%
Arctic Glacier U.S.A., Inc.
Term Loan, 5.49%, (1 mo. USD LIBOR + 4.25%), Maturing March 20, 2024		5,622	$5,693,781
Flavors Holdings, Inc.
Term Loan, 7.08%, (3 mo. USD LIBOR + 5.75%), Maturing April 3, 2020		10,668	10,027,450
Term Loan - Second Lien, 11.33%, (3 mo. USD LIBOR + 10.00%), Maturing October 3, 2021		3,000	2,235,000
Refresco Group B.V.
Term Loan, Maturing September 26, 2024(5)		3,975	4,004,813
Term Loan, Maturing September 26, 2024(5)	EUR	10,000	11,718,875

			$33,679,919

Brokerage / Securities Dealers / Investment Houses — 0.6%
Aretec Group, Inc.
Term Loan, 5.49%, (1 mo. USD LIBOR + 4.25%), Maturing November 23, 2020		15,866	$15,885,773
Term Loan - Second Lien, 6.74%, (1 mo. USD LIBOR + 5.50% (2.00% Cash, 4.74% PIK)), Maturing May 23, 2021		28,171	28,047,631
Resolute Investment Managers, Inc.
Term Loan - Second Lien, Maturing April 30, 2023(5)		3,800	3,800,000
Salient Partners L.P.
Term Loan, 9.85%, (3 mo. USD LIBOR + 8.50%), Maturing May 19, 2021		8,951	8,682,591

			$56,415,995

23	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

October 31, 2017

Portfolio of Investments — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Building and Development — 2.3%
American Builders & Contractors Supply Co., Inc.
Term Loan, 3.74%, (1 mo. USD LIBOR + 2.50%), Maturing October 31, 2023		31,964	$32,190,779
Beacon Roofing Supply, Inc.
Term Loan, Maturing August 23, 2024(5)		6,625	6,671,925
Capital Automotive L.P.
Term Loan, 4.25%, (1 mo. USD LIBOR + 3.00%), Maturing March 24, 2024		4,842	4,869,420
Core & Main L.P.
Term Loan, 4.46%, (6 mo. USD LIBOR + 3.00%), Maturing August 1, 2024		8,525	8,608,477
CPG International, Inc.
Term Loan, 5.08%, (3 mo. USD LIBOR + 3.75%), Maturing May 3, 2024		15,553	15,696,415
DTZ U.S. Borrower, LLC
Term Loan, 4.59%, (3 mo. USD LIBOR + 3.25%), Maturing November 4, 2021		33,007	33,218,310
Hanjin International Corp.
Term Loan, 3.85%, (3 mo. USD LIBOR + 2.50%), Maturing September 20, 2020		5,650	5,678,250
Henry Company, LLC
Term Loan, 5.74%, (1 mo. USD LIBOR + 4.50%), Maturing October 5, 2023		7,482	7,562,758
PCF GmbH
Term Loan, 4.00%, (1 mo. EURIBOR + 3.25%, Floor 0.75%), Maturing August 1, 2024	EUR	8,625	10,148,862
Ply Gem Industries, Inc.
Term Loan, 4.33%, (3 mo. USD LIBOR + 3.00%), Maturing February 1, 2021		8,288	8,353,252
Quikrete Holdings, Inc.
Term Loan, 3.99%, (1 mo. USD LIBOR + 2.75%), Maturing November 15, 2023		36,003	36,092,945
RE/MAX International, Inc.
Term Loan, 4.08%, (3 mo. USD LIBOR + 2.75%), Maturing December 15, 2023		21,642	21,737,105
Realogy Corporation
Term Loan, 3.24%, (1 mo. USD LIBOR + 2.00%), Maturing July 20, 2021		4,905	4,914,260
Term Loan, 3.49%, (1 mo. USD LIBOR + 2.25%), Maturing July 20, 2022		10,931	11,007,632
Summit Materials Companies I, LLC
Term Loan, 3.99%, (1 mo. USD LIBOR + 2.75%), Maturing July 17, 2022		7,600	7,669,732
VICI Properties 1, LLC
Term Loan, 4.75%, (1 mo. USD LIBOR + 3.50%), Maturing October 14, 2022		684	685,108

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Building and Development (continued)
Werner FinCo L.P.
Term Loan, 5.24%, (1 mo. USD LIBOR + 4.00%), Maturing July 24, 2024		6,175	$6,167,281
WireCo WorldGroup, Inc.
Term Loan, 6.82%, (3 mo. USD LIBOR + 5.50%), Maturing September 30, 2023		7,950	7,997,411

			$229,269,922

Business Equipment and Services — 8.8%
Acosta Holdco, Inc.
Term Loan, 4.49%, (1 mo. USD LIBOR + 3.25%), Maturing September 26, 2021		12,609	$11,110,057
AlixPartners, LLP
Term Loan, 4.08%, (3 mo. USD LIBOR + 2.75%), Maturing April 4, 2024		22,636	22,784,812
Altisource Solutions S.a.r.l.
Term Loan, 4.74%, (1 mo. USD LIBOR + 3.50%), Maturing December 9, 2020		8,266	7,925,488
Avatar Purchaser, Inc.
Term Loan, Maturing September 6, 2024(5)		14,600	14,636,500
Belron S.A.
Term Loan, Maturing October 26, 2024(5)	EUR	2,750	3,233,367
Term Loan, Maturing October 26, 2024(5)		6,175	6,229,031
Brand Energy & Infrastructure Services, Inc.
Term Loan, 5.61%, (3 mo. USD LIBOR + 4.25%), Maturing June 21, 2024		6,010	6,050,571
Camelot UK Holdco Limited
Term Loan, 4.74%, (1 mo. USD LIBOR + 3.50%), Maturing October 3, 2023		19,949	20,101,733
Cast and Crew Payroll, LLC
Term Loan, 4.33%, (3 mo. USD LIBOR + 3.00%), Maturing September 26, 2024		6,903	6,956,926
Change Healthcare Holdings, Inc.
Term Loan, 3.99%, (1 mo. USD LIBOR + 2.75%), Maturing March 1, 2024		76,889	77,390,554
Charah, LLC
Term Loan, 7.49%, (1 mo. USD LIBOR + 6.25%), Maturing October 25, 2024		7,375	7,411,875
Corporate Capital Trust, Inc.
Term Loan, 4.63%, (3 mo. USD LIBOR + 3.25%), Maturing May 20, 2019		17,539	17,593,246
CPM Holdings, Inc.
Term Loan, 5.49%, (1 mo. USD LIBOR + 4.25%), Maturing April 11, 2022		3,478	3,524,143
Crossmark Holdings, Inc.
Term Loan, 4.83%, (3 mo. USD LIBOR + 3.50%), Maturing December 20, 2019		35,668	23,862,150

24	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

October 31, 2017

Portfolio of Investments — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Business Equipment and Services (continued)
Cypress Intermediate Holdings III, Inc.
Term Loan, 4.25%, (1 mo. USD LIBOR + 3.00%), Maturing April 27, 2024		14,040	$14,099,987
DigiCert, Inc.
Term Loan, Maturing October 31, 2024(5)		10,925	11,077,950
Education Management, LLC
Revolving Loan, 5.17%, (USD LIBOR + 4.50%), Maturing March 31, 2019(2)(3)(4)		6,523	3,098,460
Term Loan, 5.85%, (3 mo. USD LIBOR + 4.50%), Maturing July 2, 2020(3)		4,614	2,191,486
Term Loan, 8.85%, (3 mo. USD LIBOR + 7.50%), Maturing July 2, 2020(3)		10,387	0
EIG Investors Corp.
Term Loan, 5.32%, (3 mo. USD LIBOR + 4.00%), Maturing February 9, 2023		50,239	50,819,630
Element Materials Technology Group US Holdings, Inc.
Term Loan, 4.83%, (3 mo. USD LIBOR + 3.50%), Maturing June 28, 2024		4,325	4,377,259
Extreme Reach, Inc.
Term Loan, 7.59%, (3 mo. USD LIBOR + 6.25%), Maturing February 7, 2020		10,458	10,470,681
First Data Corporation
Term Loan, 3.24%, (1 mo. USD LIBOR + 2.00%), Maturing June 2, 2020		14,406	14,449,205
Term Loan, 3.49%, (1 mo. USD LIBOR + 2.25%), Maturing July 8, 2022		53,049	53,268,028
Garda World Security Corporation
Term Loan, 5.31%, (3 mo. USD LIBOR + 4.00%), Maturing May 24, 2024		21,709	21,926,402
Term Loan, 6.03%, (3 mo. USD LIBOR + 4.75%), Maturing May 24, 2024	CAD	9,975	7,756,024
Gartner, Inc.
Term Loan, 3.24%, (1 mo. USD LIBOR + 2.00%), Maturing March 20, 2022		2,925	2,943,281
Global Payments, Inc.
Term Loan, 3.24%, (1 mo. USD LIBOR + 2.00%), Maturing April 21, 2023		6,393	6,423,510
GreenSky Holdings, LLC
Term Loan, 5.25%, (1 mo. USD LIBOR + 4.00%), Maturing August 26, 2024		18,450	18,542,250
IG Investment Holdings, LLC
Term Loan, 5.33%, (3 mo. USD LIBOR + 4.00%), Maturing October 31, 2021		27,575	27,953,950
Information Resources, Inc.
Term Loan, 5.62%, (3 mo. USD LIBOR + 4.25%), Maturing January 18, 2024		16,094	16,267,137

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Business Equipment and Services (continued)
ION Trading Finance Limited
Term Loan, 3.75%, (3 mo. EURIBOR + 2.75%, Floor 1.00%), Maturing August 11, 2023	EUR	11,937	$14,071,844
Term Loan, 4.08%, (3 mo. USD LIBOR + 2.75%), Maturing August 11, 2023		13,172	13,180,005
J.D. Power and Associates
Term Loan, 5.58%, (3 mo. USD LIBOR + 4.25%), Maturing September 7, 2023		13,221	13,370,040
KAR Auction Services, Inc.
Term Loan, 3.63%, (3 mo. USD LIBOR + 2.25%), Maturing March 11, 2021		14,307	14,408,639
Kronos Incorporated
Term Loan, 4.81%, (3 mo. USD LIBOR + 3.50%), Maturing November 1, 2023		62,106	62,599,285
Monitronics International, Inc.
Term Loan, 6.83%, (3 mo. USD LIBOR + 5.50%), Maturing September 30, 2022		22,866	22,711,533
PGX Holdings, Inc.
Term Loan, 6.50%, (1 mo. USD LIBOR + 5.25%), Maturing September 29, 2020		10,573	10,573,176
Prime Security Services Borrower, LLC
Term Loan, 3.99%, (1 mo. USD LIBOR + 2.75%), Maturing May 2, 2022		17,433	17,607,337
Red Ventures, LLC
Term Loan, Maturing October 11, 2022(5)		13,625	13,548,359
ServiceMaster Company
Term Loan, 3.74%, (1 mo. USD LIBOR + 2.50%), Maturing November 8, 2023		37,120	37,339,730
Spin Holdco, Inc.
Term Loan, 4.99%, (1 mo. USD LIBOR + 3.75%), Maturing November 14, 2022		38,042	38,299,355
Techem GmbH
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing July 31, 2024	EUR	14,375	16,884,245
Tempo Acquisition, LLC
Term Loan, 4.24%, (1 mo. USD LIBOR + 3.00%), Maturing May 1, 2024		9,626	9,668,989
Trans Union, LLC
Term Loan, 3.24%, (1 mo. USD LIBOR + 2.00%), Maturing April 10, 2023		10,712	10,754,635
Travelport Finance (Luxembourg) S.a.r.l.
Term Loan, 4.06%, (3 mo. USD LIBOR + 2.75%), Maturing September 2, 2021		26,970	27,040,198
Vantiv, LLC
Term Loan, 3.24%, (1 mo. USD LIBOR + 2.00%), Maturing August 7, 2024		11,197	11,269,347
Term Loan, Maturing September 18, 2024(5)		3,153	3,163,472

25	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

October 31, 2017

Portfolio of Investments — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Business Equipment and Services (continued)
Vestcom Parent Holdings, Inc.
Term Loan, 5.24%, (1 mo. USD LIBOR + 4.00%), Maturing December 19, 2023		13,123	$13,221,750
WASH Multifamily Laundry Systems, LLC
Term Loan, 4.49%, (1 mo. USD LIBOR + 3.25%), Maturing May 14, 2022		1,555	1,558,899
West Corporation
Term Loan, 5.24%, (1 mo. USD LIBOR + 4.00%), Maturing October 10, 2024		12,294	12,306,467

			$858,052,998

Cable and Satellite Television — 3.7%
Atlantic Broadband Finance, LLC
Term Loan, Maturing August 11, 2024(5)		5,000	$5,003,905
Charter Communications Operating, LLC
Term Loan, 3.25%, (1 mo. USD LIBOR + 2.00%), Maturing July 1, 2020		2,481	2,494,717
Term Loan, 3.25%, (1 mo. USD LIBOR + 2.00%), Maturing January 3, 2021		2,481	2,494,178
Term Loan, 3.50%, (1 mo. USD LIBOR + 2.25%), Maturing January 15, 2024		31,664	31,922,983
CSC Holdings, LLC
Term Loan, 3.49%, (1 mo. USD LIBOR + 2.25%), Maturing July 17, 2025		34,724	34,680,297
Numericable Group S.A.
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing July 31, 2025	EUR	9,953	11,646,237
Term Loan, 4.13%, (3 mo. USD LIBOR + 2.75%), Maturing July 31, 2025		20,597	20,606,160
Radiate Holdco, LLC
Term Loan, 4.24%, (1 mo. USD LIBOR + 3.00%), Maturing February 1, 2024		7,164	7,101,874
Telenet Financing USD, LLC
Term Loan, 3.99%, (1 mo. USD LIBOR + 2.75%), Maturing June 30, 2025		33,625	33,797,799
Telnet International Finance S.a.r.l.
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing March 31, 2026	EUR	2,500	2,938,880
Unitymedia Hessen GmbH & Co. KG
Term Loan, Maturing October 16, 2024(5)	EUR	10,000	11,703,825
UPC Financing Partnership
Term Loan, 3.73%, (1 mo. USD LIBOR + 2.50%), Maturing January 15, 2026		25,255	25,368,648
Term Loan, 2.75%, (3 mo. EURIBOR + 2.75%), Maturing October 15, 2026	EUR	3,900	4,563,306

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Cable and Satellite Television (continued)
Virgin Media Bristol, LLC
Term Loan, 3.99%, (1 mo. USD LIBOR + 2.75%), Maturing January 31, 2025		79,000	$79,388,838
Virgin Media Investment Holdings Limited
Term Loan, 3.80%, (1 mo. GBP LIBOR + 3.50%), Maturing January 31, 2026	GBP	14,475	19,319,097
Ziggo Secured Finance B.V.
Term Loan, 3.00%, (6 mo. EURIBOR + 3.00%), Maturing April 15, 2025	EUR	22,850	26,727,723
Ziggo Secured Finance Partnership
Term Loan, 3.74%, (1 mo. USD LIBOR + 2.50%), Maturing April 15, 2025		42,375	42,516,236

			$362,274,703

Chemicals and Plastics — 5.0%
Alpha 3 B.V.
Term Loan, 4.33%, (3 mo. USD LIBOR + 3.00%), Maturing January 31, 2024		5,636	$5,678,144
Aruba Investments, Inc.
Term Loan, 4.83%, (3 mo. USD LIBOR + 3.50%), Maturing February 2, 2022		3,855	3,871,393
Ashland, Inc.
Term Loan, 3.29%, (USD LIBOR + 2.00%), Maturing May 17, 2024(4)		6,309	6,353,876
Avantor, Inc.
Term Loan, Maturing September 7, 2024(5)		14,000	14,050,316
Axalta Coating Systems US Holdings, Inc.
Term Loan, 3.00%, (3 mo. EURIBOR + 2.25%, Floor 0.75%), Maturing February 1, 2023	EUR	12,878	15,171,199
Term Loan, 3.33%, (3 mo. USD LIBOR + 2.00%), Maturing June 1, 2024		43,591	43,881,370
Caldic B.V.
Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), Maturing June 27, 2024	EUR	1,500	1,765,566
Chemours Company (The)
Term Loan, 3.00%, (6 mo. EURIBOR + 2.25%, Floor 0.75%), Maturing May 12, 2022	EUR	7,064	8,302,219
Emerald Performance Materials, LLC
Term Loan, 4.74%, (1 mo. USD LIBOR + 3.50%), Maturing August 1, 2021		5,302	5,341,266
Ferro Corporation
Term Loan, 2.75%, (3 mo. EURIBOR + 2.75%), Maturing February 14, 2024	EUR	2,985	3,506,196
Term Loan, 3.74%, (1 mo. USD LIBOR + 2.50%), Maturing February 14, 2024		9,278	9,337,812

26	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

October 31, 2017

Portfolio of Investments — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Chemicals and Plastics (continued)
Flint Group GmbH
Term Loan, 4.36%, (3 mo. USD LIBOR + 3.00%), Maturing September 7, 2021		2,769	$2,693,138
Flint Group US, LLC
Term Loan, 4.36%, (3 mo. USD LIBOR + 3.00%), Maturing September 7, 2021		16,752	16,291,278
Gemini HDPE, LLC
Term Loan, 4.38%, (3 mo. USD LIBOR + 3.00%), Maturing August 7, 2021		10,317	10,388,288
H.B. Fuller Company
Term Loan, 3.49%, (1 mo. USD LIBOR + 2.25%), Maturing October 12, 2024		22,600	22,757,386
Huntsman International, LLC
Term Loan, 4.24%, (1 mo. USD LIBOR + 3.00%), Maturing April 1, 2023		6,911	6,960,463
Ineos Finance PLC
Term Loan, 3.25%, (1 mo. EURIBOR + 2.50%, Floor 0.75%), Maturing March 31, 2022	EUR	14,981	17,487,636
Term Loan, 3.25%, (1 mo. EURIBOR + 2.50%, Floor 0.75%), Maturing April 1, 2024	EUR	48,087	56,132,710
Ineos US Finance, LLC
Term Loan, 3.94%, (1 mo. USD LIBOR + 2.75%), Maturing March 31, 2022		8,874	8,907,449
Term Loan, Maturing March 31, 2024(5)		7,625	7,625,000
Term Loan, Maturing March 31, 2024(5)	EUR	34,200	39,977,923
Term Loan, 3.94%, (1 mo. USD LIBOR + 2.75%), Maturing April 1, 2024		13,710	13,770,044
Kraton Polymers, LLC
Term Loan, 3.25%, (3 mo. EURIBOR + 2.50%, Floor 0.75%), Maturing January 6, 2022	EUR	4,231	4,982,114
Term Loan, 4.24%, (1 mo. USD LIBOR + 3.00%), Maturing January 6, 2022		13,869	14,092,110
MacDermid, Inc.
Term Loan, 3.74%, (1 mo. USD LIBOR + 2.50%), Maturing June 7, 2020		5,292	5,330,253
Term Loan, 3.50%, (1 mo. EURIBOR + 2.75%, Floor 0.75%), Maturing June 7, 2023	EUR	3,234	3,798,910
Term Loan, 4.24%, (1 mo. USD LIBOR + 3.00%), Maturing June 7, 2023		29,209	29,407,923
Orion Engineered Carbons GmbH
Term Loan, 3.83%, (3 mo. USD LIBOR + 2.50%), Maturing July 25, 2021		7,272	7,335,786
PQ Corporation
Term Loan, 4.63%, (3 mo. USD LIBOR + 3.25%), Maturing November 4, 2022		12,517	12,674,454

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Chemicals and Plastics (continued)
Proampac PG Borrower, LLC
Term Loan, 5.30%, (USD LIBOR + 4.00%), Maturing November 18, 2023(4)	2,040	$2,063,628
Solenis International L.P.
Term Loan, 4.57%, (3 mo. USD LIBOR + 3.25%), Maturing July 31, 2021	4,585	4,600,760
Sonneborn Refined Products B.V.
Term Loan, 4.99%, (1 mo. USD LIBOR + 3.75%), Maturing December 10, 2020	956	967,027
Sonneborn, LLC
Term Loan, 4.99%, (1 mo. USD LIBOR + 3.75%), Maturing December 10, 2020	5,419	5,479,819
Tata Chemicals North America, Inc.
Term Loan, 4.13%, (3 mo. USD LIBOR + 2.75%), Maturing August 7, 2020	5,654	5,671,149
Trinseo Materials Operating S.C.A.
Term Loan, 3.74%, (1 mo. USD LIBOR + 2.50%), Maturing August 16, 2024	4,116	4,155,444
Tronox Blocked Borrower, LLC
Term Loan, 4.32%, (3 mo. USD LIBOR + 3.00%), Maturing September 22, 2024	11,655	11,732,959
Tronox Finance, LLC
Term Loan, 4.32%, (3 mo. USD LIBOR + 3.00%), Maturing September 22, 2024	26,895	27,076,059
Unifrax Corporation
Term Loan, 5.08%, (3 mo. USD LIBOR + 3.75%), Maturing April 4, 2024	6,060	6,120,411
Univar, Inc.
Term Loan, 3.99%, (1 mo. USD LIBOR + 2.75%), Maturing July 1, 2022	15,842	15,928,858
Venator Materials Corporation
Term Loan, 4.38%, (3 mo. USD LIBOR + 3.00%), Maturing August 8, 2024	4,325	4,376,359
Versum Materials, Inc.
Term Loan, 3.83%, (3 mo. USD LIBOR + 2.50%), Maturing September 29, 2023	5,816	5,853,509

		$491,898,204

Clothing / Textiles — 0.1%
Samsonite International S.A.
Term Loan, 3.49%, (1 mo. USD LIBOR + 2.25%), Maturing August 1, 2023	10,912	$10,999,291

		$10,999,291

27	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

October 31, 2017

Portfolio of Investments — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Conglomerates — 0.1%
Penn Engineering & Manufacturing Corp.
Term Loan, 3.99%, (1 mo. USD LIBOR + 2.75%), Maturing June 27, 2024		2,843	$2,860,643
SGB-SMIT Management GmbH
Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), Maturing July 18, 2024	EUR	6,713	7,816,613

			$10,677,256

Containers and Glass Products — 2.2%
Anchor Glass Container Corporation
Term Loan, 4.02%, (USD LIBOR + 2.75%), Maturing December 7, 2023(4)		5,632	$5,671,746
Berry Plastics Group, Inc.
Term Loan, 3.49%, (1 mo. USD LIBOR + 2.25%), Maturing October 1, 2022		16,310	16,381,619
Term Loan, 3.49%, (1 mo. USD LIBOR + 2.25%), Maturing January 19, 2024		7,463	7,490,484
BWAY Holding Company
Term Loan, 4.60%, (USD LIBOR + 3.25%), Maturing April 3, 2024(4)		15,885	15,951,842
Consolidated Container Company, LLC
Term Loan, 4.74%, (1 mo. USD LIBOR + 3.50%), Maturing May 22, 2024		4,300	4,335,608
Flex Acquisition Company, Inc.
Term Loan, 4.34%, (3 mo. USD LIBOR + 3.00%), Maturing December 29, 2023		41,004	41,315,769
Horizon Holdings III SAS
Term Loan, 2.75%, (6 mo. EURIBOR + 2.75%), Maturing October 29, 2022	EUR	20,625	24,052,049
Libbey Glass, Inc.
Term Loan, 4.24%, (1 mo. USD LIBOR + 3.00%), Maturing April 9, 2021		10,602	10,072,239
Multi Color Corporation
Term Loan, Maturing September 20, 2024(5)		3,850	3,882,486
Reynolds Group Holdings, Inc.
Term Loan, 3.99%, (1 mo. USD LIBOR + 2.75%), Maturing February 5, 2023		56,504	56,885,511
Ring Container Technologies Group, LLC
Term Loan, Maturing October 31, 2024(5)		5,500	5,512,034
SIG Combibloc US Acquisition, Inc.
Term Loan, 4.24%, (1 mo. USD LIBOR + 3.00%), Maturing March 13, 2022		23,872	24,033,374
Tekni-Plex, Inc.
Term Loan, 4.53%, (3 mo. USD LIBOR + 3.25%), Maturing October 17, 2024		3,425	3,453,541

			$219,038,302

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Cosmetics / Toiletries — 0.2%
KIK Custom Products, Inc.
Term Loan, 5.74%, (1 mo. USD LIBOR + 4.50%), Maturing August 26, 2022	18,935	$19,171,316

		$19,171,316

Drugs — 3.3%
Albany Molecular Research, Inc.
Term Loan, 4.58%, (3 mo. USD LIBOR + 3.25%), Maturing August 30, 2024	15,525	$15,651,140
Alkermes, Inc.
Term Loan, 4.07%, (3 mo. USD LIBOR + 2.75%), Maturing September 25, 2021	19,221	19,347,519
Amneal Pharmaceuticals, LLC
Term Loan, 4.83%, (3 mo. USD LIBOR + 3.50%), Maturing November 1, 2019	25,906	26,124,991
Arbor Pharmaceuticals, Inc.
Term Loan, 6.33%, (3 mo. USD LIBOR + 5.00%), Maturing July 5, 2023	30,335	30,411,062
Endo Luxembourg Finance Company I S.a.r.l.
Term Loan, 5.50%, (1 mo. USD LIBOR + 4.25%), Maturing April 29, 2024	52,643	53,393,226
Horizon Pharma, Inc.
Term Loan, 4.50%, (3 mo. USD LIBOR + 3.25%), Maturing March 29, 2024	15,971	16,059,578
Jaguar Holding Company II
Term Loan, 4.04%, (USD LIBOR + 2.75%), Maturing August 18, 2022(4)	68,633	69,096,884
Mallinckrodt International Finance S.A.
Term Loan, 4.08%, (3 mo. USD LIBOR + 2.75%), Maturing September 24, 2024	23,507	23,585,223
Valeant Pharmaceuticals International, Inc.
Term Loan, 5.99%, (1 mo. USD LIBOR + 4.75%), Maturing April 1, 2022	68,166	69,563,335

		$323,232,958

Ecological Services and Equipment — 0.8%
Advanced Disposal Services, Inc.
Term Loan, 3.95%, (1 week USD LIBOR + 2.75%), Maturing November 10, 2023	41,188	$41,582,270
Clean Harbors, Inc.
Term Loan, 3.24%, (1 mo. USD LIBOR + 2.00%), Maturing June 27, 2024	3,167	3,182,898
EnergySolutions, LLC
Term Loan, 6.09%, (3 mo. USD LIBOR + 4.75%), Maturing May 29, 2020	13,167	13,413,486

28	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

October 31, 2017

Portfolio of Investments — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Ecological Services and Equipment (continued)
GFL Environmental, Inc.
Term Loan, 4.08%, (3 mo. USD LIBOR + 2.75%), Maturing September 29, 2023	14,334	$14,414,600
Strategic Materials, Inc.
Term Loan, Maturing October 25, 2024(5)	2,400	2,394,000
Wrangler Buyer Corp.
Term Loan, 4.24%, (1 mo. USD LIBOR + 3.00%), Maturing September 27, 2024	5,900	5,955,838

		$80,943,092

Electronics / Electrical — 8.9%
Almonde, Inc.
Term Loan, 4.82%, (3 mo. USD LIBOR + 3.50%), Maturing June 13, 2024	29,525	$29,480,712
Answers Finance, LLC
Term Loan, 6.24%, (1 mo. USD LIBOR + 5.00%), Maturing April 15, 2021	5,623	5,496,236
Term Loan - Second Lien, 9.00%, (USD Prime + 7.90%, Cap 1.10%), Maturing September 15, 2021	4,668	4,493,393
Applied Systems, Inc.
Term Loan, 4.57%, (3 mo. USD LIBOR + 3.25%), Maturing September 19, 2024	25,600	25,948,442
Aptean, Inc.
Term Loan, 5.59%, (3 mo. USD LIBOR + 4.25%), Maturing December 20, 2022	18,333	18,525,370
Term Loan - Second Lien, 10.84%, (3 mo. USD LIBOR + 9.50%), Maturing December 14, 2023	2,635	2,650,647
Avast Software B.V.
Term Loan, 4.58%, (3 mo. USD LIBOR + 3.25%), Maturing September 29, 2023	23,556	23,723,954
Campaign Monitor Finance Pty. Limited
Term Loan, 6.58%, (3 mo. USD LIBOR + 5.25%), Maturing March 18, 2021	13,135	12,823,535
CommScope, Inc.
Term Loan, 3.37%, (USD LIBOR + 2.00%), Maturing December 29, 2022(4)	9,188	9,229,656
CPI International, Inc.
Term Loan, 4.74%, (1 mo. USD LIBOR + 3.50%), Maturing July 26, 2024	7,375	7,403,807
Cypress Semiconductor Corporation
Term Loan, 3.99%, (1 mo. USD LIBOR + 2.75%), Maturing July 5, 2021	11,147	11,241,296
Electrical Components International, Inc.
Term Loan, 6.09%, (3 mo. USD LIBOR + 4.75%), Maturing May 28, 2021	10,989	11,081,514

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)
Electro Rent Corporation
Term Loan, 6.27%, (2 mo. USD LIBOR + 5.00%), Maturing January 19, 2024		13,151	$13,347,884
Energizer Holdings, Inc.
Term Loan, 3.25%, (1 mo. USD LIBOR + 2.00%), Maturing June 30, 2022		8,362	8,408,622
Entegris, Inc.
Term Loan, 3.49%, (1 mo. USD LIBOR + 2.25%), Maturing April 30, 2021		3,281	3,301,784
Exact Merger Sub, LLC
Term Loan, 5.58%, (3 mo. USD LIBOR + 4.25%), Maturing September 27, 2024		7,075	7,145,750
Excelitas Technologies Corp.
Term Loan, 6.34%, (3 mo. USD LIBOR + 5.00%), Maturing October 31, 2020		13,228	13,277,846
Eze Castle Software, Inc.
Term Loan, 4.33%, (3 mo. USD LIBOR + 3.00%), Maturing April 6, 2020		9,629	9,701,076
Go Daddy Operating Company, LLC
Term Loan, 3.74%, (1 mo. USD LIBOR + 2.50%), Maturing February 15, 2024		57,170	57,488,003
GTCR Valor Companies, Inc.
Term Loan, 5.58%, (3 mo. USD LIBOR + 4.25%), Maturing June 16, 2023		10,900	11,072,863
Term Loan, 4.25%, (3 mo. EURIBOR + 4.25%), Maturing June 20, 2023	EUR	3,000	3,544,783
Hyland Software, Inc.
Term Loan, 4.49%, (1 mo. USD LIBOR + 3.25%), Maturing July 1, 2022		26,708	26,991,395
Infoblox, Inc.
Term Loan, 6.24%, (1 mo. USD LIBOR + 5.00%), Maturing November 7, 2023		18,017	18,069,291
Infor (US), Inc.
Term Loan, 3.75%, (3 mo. EURIBOR + 2.75%, Floor 1.00%), Maturing February 1, 2022	EUR	13,315	15,628,458
Term Loan, 4.08%, (3 mo. USD LIBOR + 2.75%), Maturing February 1, 2022		83,499	83,759,957
Informatica Corporation
Term Loan, 4.83%, (3 mo. USD LIBOR + 3.50%), Maturing August 5, 2022		47,736	47,897,961
Lattice Semiconductor Corporation
Term Loan, 5.49%, (1 mo. USD LIBOR + 4.25%), Maturing March 10, 2021		6,571	6,636,592
M/A-COM Technology Solutions Holdings, Inc.
Term Loan, 3.49%, (1 mo. USD LIBOR + 2.25%), Maturing May 17, 2024		19,610	19,663,235

29	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

October 31, 2017

Portfolio of Investments — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)
MA FinanceCo., LLC
Term Loan, 3.74%, (1 mo. USD LIBOR + 2.50%), Maturing November 19, 2021	40,759	$40,814,478
Term Loan, 3.99%, (1 mo. USD LIBOR + 2.75%), Maturing June 21, 2024	5,424	5,434,674
MTS Systems Corporation
Term Loan, 4.49%, (1 mo. USD LIBOR + 3.25%), Maturing July 5, 2023	990	998,663
Renaissance Learning, Inc.
Term Loan, 5.08%, (3 mo. USD LIBOR + 3.75%), Maturing April 9, 2021	15,682	15,792,170
Term Loan - Second Lien, 8.33%, (3 mo. USD LIBOR + 7.00%), Maturing April 11, 2022	4,550	4,592,656
Rocket Software, Inc.
Term Loan, 5.58%, (3 mo. USD LIBOR + 4.25%), Maturing October 14, 2023	11,261	11,410,225
Seattle Spinco, Inc.
Term Loan, 3.99%, (1 mo. USD LIBOR + 2.75%), Maturing June 21, 2024	36,626	36,701,696
SkillSoft Corporation
Term Loan, 5.99%, (1 mo. USD LIBOR + 4.75%), Maturing April 28, 2021	43,291	41,586,524
Sparta Systems, Inc.
Term Loan, 5.32%, (3 mo. USD LIBOR + 4.00%), Maturing August 21, 2024	3,500	3,520,416
SS&C Technologies, Inc.
Term Loan, 3.49%, (1 mo. USD LIBOR + 2.25%), Maturing July 8, 2022	952	957,999
Term Loan, 3.49%, (1 mo. USD LIBOR + 2.25%), Maturing July 8, 2022	19,760	19,892,900
SurveyMonkey, Inc.
Term Loan, 5.84%, (3 mo. USD LIBOR + 4.50%), Maturing April 13, 2024	18,391	18,597,433
Switch Ltd.
Term Loan, 3.99%, (1 mo. USD LIBOR + 2.75%), Maturing June 27, 2024	2,843	2,875,153
Synchronoss Technologies, Inc.
Term Loan, 5.74%, (1 mo. USD LIBOR + 4.50%), Maturing January 19, 2024	8,184	8,187,713
Syncsort Incorporated
Term Loan, 6.31%, (3 mo. USD LIBOR + 5.00%), Maturing August 9, 2024	16,800	16,585,800
Tibco Software, Inc.
Term Loan, 4.75%, (1 mo. USD LIBOR + 3.50%), Maturing December 4, 2020	6,085	6,125,416
Uber Technologies
Term Loan, 5.24%, (1 mo. USD LIBOR + 4.00%), Maturing July 13, 2023	48,282	48,673,956

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)
Veritas Bermuda Ltd.
Term Loan, 5.83%, (3 mo. USD LIBOR + 4.50%), Maturing January 27, 2023	22,893	$23,041,996
VF Holding Corp.
Term Loan, 4.49%, (1 mo. USD LIBOR + 3.25%), Maturing June 30, 2023	32,260	32,490,356
Wall Street Systems Delaware, Inc.
Term Loan, 4.83%, (3 mo. USD LIBOR + 3.50%), Maturing August 26, 2023	11,256	11,309,614
Western Digital Corporation
Term Loan, 2.99%, (1 mo. USD LIBOR + 1.75%), Maturing April 29, 2021	2,963	2,979,164
Term Loan, 3.99%, (1 mo. USD LIBOR + 2.75%), Maturing April 29, 2023	13,902	14,002,075

		$874,605,139

Equipment Leasing — 0.7%
Avolon TLB Borrower 1 (Luxembourg) S.a.r.l.
Term Loan, 3.49%, (1 mo. USD LIBOR + 2.25%), Maturing September 20, 2020	2,718	$2,736,497
Term Loan, 3.49%, (1 mo. USD LIBOR + 2.25%), Maturing April 3, 2022	61,402	61,904,318
Delos Finance S.a.r.l.
Term Loan, 3.33%, (3 mo. USD LIBOR + 2.00%), Maturing October 6, 2023	1,000	1,008,750

		$65,649,565

Financial Intermediaries — 3.6%
Americold Realty Operating Partnership L.P.
Term Loan, 4.99%, (1 mo. USD LIBOR + 3.75%), Maturing December 1, 2022	6,353	$6,424,323
Armor Holding II, LLC
Term Loan, 5.84%, (3 mo. USD LIBOR + 4.50%), Maturing June 26, 2020	12,513	12,653,291
Term Loan - Second Lien, 10.34%, (3 mo. USD LIBOR + 9.00%), Maturing December 26, 2020	6,200	6,223,250
Citco Funding, LLC
Term Loan, 4.24%, (1 mo. USD LIBOR + 3.00%), Maturing March 31, 2022	33,891	34,208,490
Clipper Acquisitions Corp.
Term Loan, 3.57%, (3 mo. USD LIBOR + 2.25%), Maturing February 6, 2020	5,929	5,967,824
Donnelley Financial Solutions, Inc.
Term Loan, 4.24%, (1 mo. USD LIBOR + 3.00%), Maturing September 29, 2023	6,171	6,210,000

30	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

October 31, 2017

Portfolio of Investments — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Financial Intermediaries (continued)
FinCo I, LLC
Term Loan, 2.75%, (USD LIBOR + 2.75%), Maturing June 14, 2022	13,225	$13,416,485
Focus Financial Partners, LLC
Term Loan, 4.57%, (3 mo. USD LIBOR + 3.25%), Maturing July 3, 2024	12,450	12,577,613
Freedom Mortgage Corporation
Term Loan, 6.96%, (6 mo. USD LIBOR + 5.50%), Maturing February 23, 2022	36,113	36,835,734
Geo Group, Inc. (The)
Term Loan, 3.57%, (3 mo. USD LIBOR + 2.25%), Maturing March 22, 2024	5,348	5,360,661
Greenhill & Co., Inc.
Term Loan, 5.05%, (USD LIBOR + 3.75%), Maturing October 12, 2022(4)	11,675	11,740,672
Guggenheim Partners, LLC
Term Loan, 3.99%, (1 mo. USD LIBOR + 2.75%), Maturing July 21, 2023	41,243	41,562,689
Harbourvest Partners, LLC
Term Loan, 3.86%, (3 mo. USD LIBOR + 2.50%), Maturing February 4, 2021	10,722	10,735,690
Jefferies Finance, LLC
Term Loan, 4.31%, (3 mo. USD LIBOR + 3.00%), Maturing July 26, 2024	2,000	2,008,750
LPL Holdings, Inc.
Term Loan, 3.65%, (USD LIBOR + 2.25%), Maturing September 23, 2024(4)	15,012	15,071,013
MIP Delaware, LLC
Term Loan, 4.33%, (3 mo. USD LIBOR + 3.00%), Maturing March 9, 2020	3,107	3,118,895
NXT Capital, Inc.
Term Loan, 5.75%, (1 mo. USD LIBOR + 4.50%), Maturing November 22, 2022	25,567	25,950,201
Ocwen Financial Corporation
Term Loan, 6.24%, (1 mo. USD LIBOR + 5.00%), Maturing December 5, 2020	3,874	3,876,484
Quality Care Properties, Inc.
Term Loan, 6.49%, (1 mo. USD LIBOR + 5.25%), Maturing October 31, 2022	29,408	29,456,810
Sesac Holdco II, LLC
Term Loan, 4.49%, (1 mo. USD LIBOR + 3.25%), Maturing February 23, 2024	10,534	10,534,198
Virtus Investment Partners, Inc.
Term Loan, 5.07%, (3 mo. USD LIBOR + 3.75%), Maturing June 1, 2024	5,511	5,580,077
Walker & Dunlop, Inc.
Term Loan, 5.49%, (1 mo. USD LIBOR + 4.25%), Maturing December 11, 2020	11,631	11,769,271

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Financial Intermediaries (continued)
Walter Investment Management Corp.
Term Loan, 4.99%, (1 mo. USD LIBOR + 3.75%), Maturing December 18, 2020		43,570	$41,264,693

			$352,547,114

Food Products — 2.8%
Alphabet Holding Company, Inc.
Term Loan, 4.83%, (3 mo. USD LIBOR + 3.50%), Maturing September 26, 2024		26,825	$26,284,315
American Seafoods Group, LLC
Term Loan, 4.57%, (USD LIBOR + 3.25%), Maturing August 21, 2023(4)		3,825	3,872,813
Badger Buyer Corp.
Term Loan, 5.38%, (3 mo. USD LIBOR + 4.00%), Maturing September 26, 2024		4,075	4,119,572
Blue Buffalo Company Ltd.
Term Loan, 3.24%, (1 mo. USD LIBOR + 2.00%), Maturing May 27, 2024		11,222	11,327,080
Del Monte Foods, Inc.
Term Loan, 4.57%, (3 mo. USD LIBOR + 3.25%), Maturing February 18, 2021		26,661	22,928,035
Dole Food Company, Inc.
Term Loan, 4.01%, (USD LIBOR + 2.75%), Maturing April 6, 2024(4)		19,055	19,163,656
High Liner Foods Incorporated
Term Loan, 4.58%, (3 mo. USD LIBOR + 3.25%), Maturing April 24, 2021		15,165	15,240,455
HLF Financing S.a.r.l.
Term Loan, 6.74%, (1 mo. USD LIBOR + 5.50%), Maturing February 15, 2023		16,531	16,745,327
Jacobs Douwe Egberts International B.V.
Term Loan, 2.75%, (3 mo. EURIBOR + 2.00%, Floor 0.75%), Maturing July 2, 2022	EUR	4,500	5,301,884
Term Loan, 3.56%, (3 mo. USD LIBOR + 2.25%), Maturing July 2, 2022		25,018	25,198,147
JBS USA, LLC
Term Loan, 3.74%, (1 mo. USD LIBOR + 2.50%), Maturing October 30, 2022		66,282	65,328,841
Keurig Green Mountain, Inc.
Term Loan, 2.75%, (1 week USD LIBOR + 1.50%), Maturing March 3, 2021		8,105	8,100,301
Nomad Foods Europe Midco Limited
Term Loan, 3.00%, (1 mo. EURIBOR + 3.00%), Maturing May 15, 2024	EUR	6,800	8,013,394
Term Loan, 3.99%, (1 mo. USD LIBOR + 2.75%), Maturing May 15, 2024		6,650	6,704,031

31	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

October 31, 2017

Portfolio of Investments — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Food Products (continued)
Pinnacle Foods Finance, LLC
Term Loan, 3.23%, (1 mo. USD LIBOR + 2.00%), Maturing February 2, 2024		8,139	$8,187,844
Post Holdings, Inc.
Term Loan, 3.49%, (1 mo. USD LIBOR + 2.25%), Maturing May 24, 2024		19,754	19,863,766
Valeo F1 Company Limited (Ireland)
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing August 27, 2024	EUR	6,000	7,024,769

			$273,404,230

Food Service — 2.1%
1011778 B.C. Unlimited Liability Company
Term Loan, 3.53%, (USD LIBOR + 2.25%), Maturing February 16, 2024(4)		78,389	$78,502,976
Centerplate, Inc.
Term Loan, 5.05%, (1 mo. USD LIBOR + 3.75%), Maturing November 26, 2019		8,886	8,891,420
NPC International, Inc.
Term Loan, 4.74%, (1 mo. USD LIBOR + 3.50%), Maturing April 19, 2024		9,576	9,647,820
Pizza Hut Holdings, LLC
Term Loan, 3.24%, (1 mo. USD LIBOR + 2.00%), Maturing June 16, 2023		20,248	20,385,655
Selecta Group B.V.
Term Loan, 4.50%, (3 mo. EURIBOR + 4.00%, Floor 0.50%), Maturing June 15, 2020	EUR	10,745	12,418,503
Seminole Hard Rock Entertainment, Inc.
Term Loan, 4.08%, (3 mo. USD LIBOR + 2.75%), Maturing May 14, 2020		3,950	3,973,552
TKC Holdings, Inc.
Term Loan, 5.52%, (2 mo. USD LIBOR + 4.25%), Maturing February 1, 2023		10,721	10,833,364
US Foods, Inc.
Term Loan, 4.00%, (1 mo. USD LIBOR + 2.75%), Maturing June 27, 2023		2,480	2,502,386
Weight Watchers International, Inc.
Term Loan, 4.55%, (USD LIBOR + 3.25%), Maturing April 2, 2020(4)		48,074	47,725,183
Welbilt, Inc.
Term Loan, 3.99%, (1 mo. USD LIBOR + 2.75%), Maturing March 3, 2023		9,216	9,296,407

			$204,177,266

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Food / Drug Retailers — 1.5%
Albertsons, LLC
Term Loan, 3.99%, (1 mo. USD LIBOR + 2.75%), Maturing August 25, 2021		14,813	$14,396,275
Term Loan, 4.33%, (3 mo. USD LIBOR + 3.00%), Maturing December 21, 2022		8,675	8,420,930
Term Loan, 4.32%, (3 mo. USD LIBOR + 3.00%), Maturing June 22, 2023		51,414	49,917,950
General Nutrition Centers, Inc.
Term Loan, 3.75%, (1 mo. USD LIBOR + 2.50%), Maturing March 4, 2019		6,410	6,126,258
Holland & Barrett International
Term Loan, 5.58%, (3 mo. GBP LIBOR + 5.25%), Maturing August 4, 2024	GBP	4,675	6,075,866
Term Loan, 4.25%, (3 mo. EURIBOR + 4.25%), Maturing August 9, 2024	EUR	4,675	5,340,161
Rite Aid Corporation
Term Loan - Second Lien, 6.00%, (1 mo. USD LIBOR + 4.75%), Maturing August 21, 2020		48,538	49,144,285
Supervalu, Inc.
Term Loan, 4.74%, (1 mo. USD LIBOR + 3.50%), Maturing June 8, 2024		2,612	2,537,437
Term Loan, 4.74%, (1 mo. USD LIBOR + 3.50%), Maturing June 8, 2024		4,353	4,229,061

			$146,188,223

Forest Products — 0.1%
Expera Specialty Solutions, LLC
Term Loan, 5.49%, (1 mo. USD LIBOR + 4.25%), Maturing November 3, 2023		10,123	$10,198,671

			$10,198,671

Health Care — 8.6%
Acadia Healthcare Company, Inc.
Term Loan, 3.99%, (1 mo. USD LIBOR + 2.75%), Maturing February 11, 2022		3,161	$3,186,305
ADMI Corp.
Term Loan, 5.11%, (3 mo. USD LIBOR + 3.75%), Maturing April 30, 2022		15,618	15,780,907
Akorn, Inc.
Term Loan, 5.50%, (1 mo. USD LIBOR + 4.25%), Maturing April 16, 2021		15,325	15,468,654
Alliance Healthcare Services, Inc.
Term Loan, Maturing October 24, 2023(5)		9,200	9,234,500
Term Loan - Second Lien, Maturing October 3, 2024(5)		5,575	5,491,375

32	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

October 31, 2017

Portfolio of Investments — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Health Care (continued)
Ardent Legacy Acquisitions, Inc.
Term Loan, 6.83%, (3 mo. USD LIBOR + 5.50%), Maturing August 4, 2021	7,117	$7,152,191
Auris Luxembourg III S.a.r.l.
Term Loan, 4.33%, (3 mo. USD LIBOR + 3.00%), Maturing January 17, 2022	2,977	3,012,511
BioClinica, Inc.
Term Loan, 5.63%, (3 mo. USD LIBOR + 4.25%), Maturing October 20, 2023	10,823	10,652,044
CareCore National, LLC
Term Loan, 5.24%, (1 mo. USD LIBOR + 4.00%), Maturing March 5, 2021	31,857	31,936,797
Carestream Dental Equiment, Inc.
Term Loan, 4.58%, (3 mo. USD LIBOR + 3.25%), Maturing September 1, 2024	4,200	4,212,470
CHG Healthcare Services, Inc.
Term Loan, 4.63%, (USD LIBOR + 3.25%), Maturing June 7, 2023(4)	24,278	24,552,450
Community Health Systems, Inc.
Term Loan, 4.07%, (3 mo. USD LIBOR + 2.75%), Maturing December 31, 2019	13,079	12,874,653
Term Loan, 4.32%, (3 mo. USD LIBOR + 3.00%), Maturing January 27, 2021	18,013	17,474,053
Concentra, Inc.
Term Loan, 4.32%, (3 mo. USD LIBOR + 3.00%), Maturing June 1, 2022	6,125	6,130,879
Convatec, Inc.
Term Loan, 3.58%, (3 mo. USD LIBOR + 2.25%), Maturing October 31, 2023	5,746	5,774,856
CPI Holdco, LLC
Term Loan, 5.34%, (3 mo. USD LIBOR + 4.00%), Maturing March 21, 2024	9,577	9,696,595
DJO Finance, LLC
Term Loan, 4.54%, (USD LIBOR + 3.25%), Maturing June 8, 2020(4)	25,948	26,003,074
Envision Healthcare Corporation
Term Loan, 4.25%, (1 mo. USD LIBOR + 3.00%), Maturing December 1, 2023	74,313	74,745,982
Equian, LLC
Term Loan, 5.07%, (3 mo. USD LIBOR + 3.75%), Maturing May 20, 2024	3,528	3,569,817
Term Loan, 5.08%, (3 mo. USD LIBOR + 3.75%), Maturing May 20, 2024	1,086	1,098,405
Genoa, a QoL Healthcare Company, LLC
Term Loan, 4.49%, (1 mo. USD LIBOR + 3.25%), Maturing October 28, 2023	19,008	19,177,648

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Health Care (continued)
GHX Ultimate Parent Corporation
Term Loan, 4.58%, (3 mo. USD LIBOR + 3.25%), Maturing June 28, 2024	7,481	$7,556,062
Greatbatch Ltd.
Term Loan, 4.74%, (1 mo. USD LIBOR + 3.50%), Maturing October 27, 2022	14,169	14,208,039
Grifols Worldwide Operations USA, Inc.
Term Loan, 3.45%, (1 week USD LIBOR + 2.25%), Maturing January 31, 2025	41,019	41,209,982
HCA, Inc.
Term Loan, 3.49%, (1 mo. USD LIBOR + 2.25%), Maturing February 15, 2024	1,493	1,504,043
Immucor, Inc.
Term Loan, 6.31%, (2 mo. USD LIBOR + 5.00%), Maturing June 15, 2021	1,496	1,525,988
INC Research, LLC
Term Loan, 3.49%, (1 mo. USD LIBOR + 2.25%), Maturing August 1, 2024	5,168	5,200,806
Indivior Finance S.a.r.l.
Term Loan, 7.39%, (3 mo. USD LIBOR + 6.00%), Maturing December 19, 2019	10,145	10,271,685
Kindred Healthcare, Inc.
Term Loan, 4.88%, (3 mo. USD LIBOR + 3.50%), Maturing April 9, 2021	30,382	30,527,455
Kinetic Concepts, Inc.
Term Loan, 4.58%, (3 mo. USD LIBOR + 3.25%), Maturing February 2, 2024	27,780	27,786,153
KUEHG Corp.
Term Loan, 5.08%, (3 mo. USD LIBOR + 3.75%), Maturing August 13, 2022	26,980	27,101,137
Term Loan - Second Lien, 9.58%, (3 mo. USD LIBOR + 8.25%), Maturing August 18, 2025	4,425	4,436,063
Medical Depot Holdings, Inc.
Term Loan, 6.83%, (3 mo. USD LIBOR + 5.50%), Maturing January 3, 2023	7,261	6,648,400
Medical Solutions, LLC
Term Loan, 5.58%, (3 mo. USD LIBOR + 4.25%), Maturing June 9, 2024	5,062	5,119,264
MMM Holdings, Inc.
Term Loan, 10.25%, (3 mo. USD LIBOR + 8.75%, Floor 1.50%), Maturing June 30, 2019	8,524	8,353,845
MPH Acquisition Holdings, LLC
Term Loan, 4.33%, (3 mo. USD LIBOR + 3.00%), Maturing June 7, 2023	42,951	43,332,515
MSO of Puerto Rico, Inc.
Term Loan, 10.25%, (3 mo. USD LIBOR + 8.75%, Floor 1.50%), Maturing June 30, 2019	6,197	6,073,202

33	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

October 31, 2017

Portfolio of Investments — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Health Care (continued)
National Mentor Holdings, Inc.
Term Loan, 4.33%, (3 mo. USD LIBOR + 3.00%), Maturing January 31, 2021	5,361	$5,415,910
Navicure, Inc.
Term Loan, Maturing October 3, 2024(5)	7,150	7,167,875
New Millennium Holdco, Inc.
Term Loan, 7.74%, (1 mo. USD LIBOR + 6.50%), Maturing December 21, 2020	3,296	1,643,659
Opal Acquisition, Inc.
Term Loan, 5.33%, (3 mo. USD LIBOR + 4.00%), Maturing November 27, 2020	26,312	25,423,549
Ortho-Clinical Diagnostics S.A.
Term Loan, 5.08%, (3 mo. USD LIBOR + 3.75%), Maturing June 30, 2021	39,220	39,420,058
Parexel International Corporation
Term Loan, 4.24%, (1 mo. USD LIBOR + 3.00%), Maturing September 27, 2024	29,525	29,849,775
PharMerica Corporation
Term Loan, Maturing September 26, 2024(5)	9,050	9,112,219
Term Loan - Second Lien, Maturing September 26, 2025(5)	4,650	4,679,063
Press Ganey Holdings, Inc.
Term Loan, 4.24%, (1 mo. USD LIBOR + 3.00%), Maturing October 23, 2023	10,893	10,974,383
Quintiles IMS Incorporated
Term Loan, 3.33%, (3 mo. USD LIBOR + 2.00%), Maturing March 7, 2024	21,538	21,712,967
Term Loan, 3.32%, (3 mo. USD LIBOR + 2.00%), Maturing January 31, 2025	12,675	12,767,426
RadNet, Inc.
Term Loan, 5.14%, (3 mo. USD LIBOR + 3.75%), Maturing June 30, 2023	15,989	16,109,222
Select Medical Corporation
Term Loan, 4.85%, (USD LIBOR + 3.50%), Maturing March 1, 2021(4)	17,437	17,647,059
Sterigenics-Nordion Holdings, LLC
Term Loan, 4.24%, (1 mo. USD LIBOR + 3.00%), Maturing May 15, 2022	4,239	4,254,720
Surgery Center Holdings, Inc.
Term Loan, 4.50%, (1 mo. USD LIBOR + 3.25%), Maturing September 2, 2024	19,075	18,974,856
Team Health Holdings, Inc.
Term Loan, 3.99%, (1 mo. USD LIBOR + 2.75%), Maturing February 6, 2024	38,382	38,062,287
Tecomet, Inc.
Term Loan, 5.06%, (3 mo. USD LIBOR + 3.75%), Maturing May 2, 2024	8,703	8,735,824

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Health Care (continued)
U.S. Anesthesia Partners, Inc.
Term Loan, 4.49%, (1 mo. USD LIBOR + 3.25%), Maturing June 23, 2024		13,391	$13,441,655
Vedici Groupe
Term Loan, 3.75%, (1 mo. EURIBOR + 3.75%), Maturing October 31, 2022	EUR	8,500	10,015,709

			$843,489,021

Home Furnishings — 0.7%
Bright Bidco B.V.
Term Loan, 5.82%, (USD LIBOR + 4.50%), Maturing June 30, 2024(4)		15,486	$15,679,765
Serta Simmons Bedding, LLC
Term Loan, 4.83%, (3 mo. USD LIBOR + 3.50%), Maturing November 8, 2023		52,578	52,008,113

			$67,687,878

Industrial Equipment — 3.9%
Apex Tool Group, LLC
Term Loan, 4.50%, (1 mo. USD LIBOR + 3.25%), Maturing January 31, 2020		39,419	$39,128,101
Clark Equipment Company
Term Loan, 4.08%, (3 mo. USD LIBOR + 2.75%), Maturing May 18, 2024		26,200	26,423,926
Delachaux S.A.
Term Loan, 4.83%, (3 mo. USD LIBOR + 3.50%), Maturing October 28, 2021		8,038	8,118,785
Dragon Merger Sub, LLC
Term Loan, 5.36%, (3 mo. USD LIBOR + 4.00%), Maturing July 24, 2024		9,525	9,638,109
Term Loan, 4.50%, (3 mo. EURIBOR + 4.50%), Maturing July 31, 2024	EUR	2,704	3,180,353
Term Loan, 4.50%, (3 mo. EURIBOR + 4.50%), Maturing July 31, 2024	EUR	6,759	7,950,882
DXP Enterprises, Inc.
Term Loan, 6.74%, (1 mo. USD LIBOR + 5.50%), Maturing August 14, 2023		5,800	5,843,500
Engineered Machinery Holdings, Inc.
Term Loan, 4.28%, (3 mo. USD LIBOR + 3.25%), Maturing July 19, 2024(2)		351	351,543
Term Loan, 4.56%, (3 mo. USD LIBOR + 3.25%), Maturing July 19, 2024		2,699	2,704,176
EWT Holdings III Corp.
Term Loan, 5.08%, (3 mo. USD LIBOR + 3.75%), Maturing January 15, 2021		21,349	21,562,035

34	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

October 31, 2017

Portfolio of Investments — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Industrial Equipment (continued)
Filtration Group Corporation
Term Loan, 4.38%, (3 mo. USD LIBOR + 3.00%), Maturing November 21, 2020		15,634	$15,772,601
Gardner Denver, Inc.
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing July 30, 2024	EUR	6,332	7,384,245
Term Loan, 4.08%, (3 mo. USD LIBOR + 2.75%), Maturing July 30, 2024		14,600	14,669,992
Gates Global, LLC
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing April 1, 2024	EUR	9,627	11,314,312
Term Loan, 4.58%, (3 mo. USD LIBOR + 3.25%), Maturing April 1, 2024		34,617	34,860,456
Harsco Corporation
Term Loan, 6.25%, (1 mo. USD LIBOR + 5.00%), Maturing November 2, 2023		6,054	6,165,243
Hayward Industries, Inc.
Term Loan, 4.74%, (1 mo. USD LIBOR + 3.50%), Maturing August 5, 2024		5,000	5,052,085
Husky Injection Molding Systems Ltd.
Term Loan, 4.49%, (1 mo. USD LIBOR + 3.25%), Maturing June 30, 2021		23,138	23,341,440
Milacron, LLC
Term Loan, 4.24%, (1 mo. USD LIBOR + 3.00%), Maturing September 28, 2023		31,363	31,572,097
Paladin Brands Holding, Inc.
Term Loan, 6.83%, (3 mo. USD LIBOR + 5.50%), Maturing August 15, 2022		11,325	11,409,937
Paternoster Holding IV GmbH
Term Loan, 6.00%, (3 mo. EURIBOR + 5.00%, Floor 1.00%), Maturing March 31, 2022	EUR	15,300	18,103,449
Rexnord, LLC
Term Loan, 4.09%, (USD LIBOR + 2.75%), Maturing August 21, 2023(4)		42,018	42,321,762
Robertshaw US Holding Corp.
Term Loan, 5.75%, (1 mo. USD LIBOR + 4.50%), Maturing August 10, 2024		5,200	5,260,128
Signode Industrial Group US, Inc.
Term Loan, 4.04%, (USD LIBOR + 2.75%), Maturing May 4, 2021(4)		7,327	7,400,167
STS Operating, Inc.
Term Loan, 4.99%, (1 mo. USD LIBOR + 3.75%), Maturing February 12, 2021		5,466	5,513,621
Tank Holding Corp.
Term Loan, 5.54%, (USD LIBOR + 4.25%), Maturing March 16, 2022(4)		8,365	8,398,878

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Industrial Equipment (continued)
Terex Corporation
Term Loan, 3.58%, (3 mo. USD LIBOR + 2.25%), Maturing January 31, 2024	2,985	$3,001,170
Thermon Industries, Inc.
Term Loan, Maturing October 24, 2024(5)	4,150	4,170,750

		$380,613,743

Insurance — 2.6%
Alliant Holdings I, Inc.
Term Loan, 4.49%, (1 mo. USD LIBOR + 3.25%), Maturing August 12, 2022	20,517	$20,683,967
AmWINS Group, Inc.
Term Loan, 3.99%, (1 mo. USD LIBOR + 2.75%), Maturing January 25, 2024	28,882	29,014,115
Asurion, LLC
Term Loan, 3.99%, (1 mo. USD LIBOR + 2.75%), Maturing August 4, 2022	29,342	29,590,832
Term Loan, 4.24%, (1 mo. USD LIBOR + 3.00%), Maturing November 3, 2023	33,910	34,215,764
Term Loan - Second Lien, 7.24%, (1 mo. USD LIBOR + 6.00%), Maturing August 4, 2025	17,850	18,444,066
Cunningham Lindsey U.S., Inc.
Term Loan, 5.08%, (3 mo. USD LIBOR + 3.75%), Maturing December 10, 2019	14,882	14,676,929
Term Loan - Second Lien, 9.33%, (3 mo. USD LIBOR + 8.00%), Maturing June 10, 2020	4,700	4,277,000
Hub International Limited
Term Loan, 4.31%, (3 mo. USD LIBOR + 3.00%), Maturing October 2, 2020	52,153	52,629,292
NFP Corp.
Term Loan, 4.74%, (1 mo. USD LIBOR + 3.50%), Maturing January 8, 2024	15,308	15,469,588
USI Holdings Corporation
Term Loan, Maturing July 26, 2024(5)	6,675	6,670,828
USI, Inc.
Term Loan, 4.31%, (3 mo. USD LIBOR + 3.00%), Maturing May 16, 2024	25,000	25,059,375

		$250,731,756

Leisure Goods / Activities / Movies — 3.1%
AMC Entertainment, Inc.
Term Loan, 3.49%, (1 mo. USD LIBOR + 2.25%), Maturing December 15, 2023	10,101	$10,089,148
Ancestry.com Operations, Inc.
Term Loan, 4.49%, (1 mo. USD LIBOR + 3.25%), Maturing October 19, 2023	33,784	34,126,858

35	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

October 31, 2017

Portfolio of Investments — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Leisure Goods / Activities / Movies (continued)
Bombardier Recreational Products, Inc.
Term Loan, 3.74%, (1 mo. USD LIBOR + 2.50%), Maturing June 30, 2023	44,327	$44,604,295
Bright Horizons Family Solutions, Inc.
Term Loan, 3.49%, (1 mo. USD LIBOR + 2.25%), Maturing November 7, 2023	10,572	10,655,572
CDS U.S. Intermediate Holdings, Inc.
Term Loan, 5.08%, (3 mo. USD LIBOR + 3.75%), Maturing July 8, 2022	18,154	18,293,850
ClubCorp Club Operations, Inc.
Term Loan, 4.59%, (3 mo. USD LIBOR + 3.25%), Maturing August 15, 2024	20,175	20,241,194
Delta 2 (LUX) S.a.r.l.
Term Loan, 4.24%, (1 mo. USD LIBOR + 3.00%), Maturing February 1, 2024	16,425	16,555,037
Emerald Expositions Holding, Inc.
Term Loan, 4.33%, (3 mo. USD LIBOR + 3.00%), Maturing May 22, 2024	12,743	12,858,553
Lindblad Expeditions, Inc.
Term Loan, 5.95%, (6 mo. USD LIBOR + 4.50%), Maturing May 8, 2021	279	281,380
Term Loan, 5.95%, (6 mo. USD LIBOR + 4.50%), Maturing May 8, 2021	2,164	2,180,698
Live Nation Entertainment, Inc.
Term Loan, 3.50%, (1 mo. USD LIBOR + 2.25%), Maturing October 31, 2023	42,847	43,088,227
Match Group, Inc.
Term Loan, 3.81%, (3 mo. USD LIBOR + 2.50%), Maturing November 16, 2022	7,797	7,874,844
SeaWorld Parks & Entertainment, Inc.
Term Loan, 4.33%, (3 mo. USD LIBOR + 3.00%), Maturing March 31, 2024	17,434	17,197,709
SRAM, LLC
Term Loan, 4.53%, (2 mo. USD LIBOR + 3.25%), Maturing March 15, 2024	26,466	26,573,614
Steinway Musical Instruments, Inc.
Term Loan, 5.13%, (3 mo. USD LIBOR + 3.75%), Maturing September 19, 2019	8,156	7,972,437
UFC Holdings, LLC
Term Loan, 4.49%, (1 mo. USD LIBOR + 3.25%), Maturing August 18, 2023	15,642	15,789,864
WMG Acquisition Corp.
Term Loan, 3.74%, (1 mo. USD LIBOR + 2.50%), Maturing November 1, 2023	12,400	12,471,970

		$300,855,250

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Lodging and Casinos — 3.2%
Amaya Holdings B.V.
Term Loan, 4.83%, (3 mo. USD LIBOR + 3.50%), Maturing August 1, 2021	44,766	$45,113,078
Term Loan - Second Lien, 8.33%, (3 mo. USD LIBOR + 7.00%), Maturing August 1, 2022	2,636	2,662,613
Aristocrat Leisure Limited
Term Loan, 3.36%, (3 mo. USD LIBOR + 2.00%), Maturing September 19, 2024	5,925	5,954,625
Boyd Gaming Corporation
Term Loan, 3.70%, (1 week USD LIBOR + 2.50%), Maturing September 15, 2023	12,926	13,001,920
Caesars Growth Properties Holdings, LLC
Term Loan, 4.24%, (1 mo. USD LIBOR + 3.00%), Maturing May 8, 2021	2,488	2,492,164
CityCenter Holdings, LLC
Term Loan, 3.74%, (1 mo. USD LIBOR + 2.50%), Maturing April 18, 2024	22,045	22,163,593
Cyan Blue Holdco 3 Limited
Term Loan, 4.83%, (3 mo. USD LIBOR + 3.50%), Maturing July 26, 2024	3,142	3,173,546
Eldorado Resorts, LLC
Term Loan, 3.50%, (USD LIBOR + 2.25%), Maturing April 17, 2024(4)	11,899	11,936,673
ESH Hospitality, Inc.
Term Loan, 3.74%, (1 mo. USD LIBOR + 2.50%), Maturing August 30, 2023	28,071	28,285,223
Four Seasons Hotels Limited
Term Loan, 3.74%, (1 mo. USD LIBOR + 2.50%), Maturing November 30, 2023	9,230	9,303,806
Gateway Casinos & Entertainment Limited
Term Loan, 5.08%, (3 mo. USD LIBOR + 3.75%), Maturing February 22, 2023	4,140	4,195,684
Golden Nugget, Inc.
Term Loan, 4.53%, (USD LIBOR + 3.25%), Maturing October 4, 2023(4)	39,977	40,420,485
Hilton Worldwide Finance, LLC
Term Loan, 3.24%, (1 mo. USD LIBOR + 2.00%), Maturing October 25, 2023	54,856	55,243,739
La Quinta Intermediate Holdings, LLC
Term Loan, 4.11%, (3 mo. USD LIBOR + 2.75%), Maturing April 14, 2021	15,368	15,485,441
Las Vegas Sands, LLC
Term Loan, 3.24%, (1 mo. USD LIBOR + 2.00%), Maturing March 29, 2024	4,657	4,688,216

36	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

October 31, 2017

Portfolio of Investments — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Lodging and Casinos (continued)
MGM Growth Properties Operating Partnership L.P.
Term Loan, 3.49%, (1 mo. USD LIBOR + 2.25%), Maturing April 25, 2023		29,328	$29,511,409
Playa Resorts Holding B.V.
Term Loan, 4.37%, (USD LIBOR + 3.00%), Maturing April 5, 2024(4)		11,521	11,554,732
Richmond UK Bidco Limited
Term Loan, 4.65%, (1 mo. GBP LIBOR + 4.25%), Maturing March 3, 2024	GBP	3,000	3,980,466

			$309,167,413

Nonferrous Metals / Minerals — 1.2%
Dynacast International, LLC
Term Loan, 4.58%, (3 mo. USD LIBOR + 3.25%), Maturing January 28, 2022		14,950	$15,136,865
Fairmount Santrol, Inc.
Term Loan, 6.75%, (USD Prime + 2.50%), Maturing September 5, 2019		35,916	35,893,114
Term Loan, Maturing October 12, 2024(5)		20,000	20,056,260
Murray Energy Corporation
Term Loan, 8.58%, (3 mo. USD LIBOR + 7.25%), Maturing April 16, 2020		22,270	19,987,475
New Day Aluminum, LLC
Term Loan, 10.00%, (4.00% Cash, 6.00% PIK), Maturing October 28, 2020(3)(7)		194	116,311
Noranda Aluminum Acquisition Corporation
Term Loan, 0.00%, Maturing February 28, 2019(3)(6)		3,223	513,353
Oxbow Carbon, LLC
Term Loan, 4.74%, (1 mo. USD LIBOR + 3.50%), Maturing January 19, 2020		7,434	7,536,598
Term Loan - Second Lien, 8.24%, (1 mo. USD LIBOR + 7.00%), Maturing January 17, 2020		12,825	12,881,109
United Central Industrial Supply Company, LLC
Term Loan - Second Lien, 15.00%, (0.00% Cash, 15.00% PIK), Maturing April 9, 2019(3)(7)		2,472	1,559,747

			$113,680,832

Oil and Gas — 3.1%
Ameriforge Group, Inc.
Term Loan, 14.33%, (9.33% (3 mo. USD LIBOR + 8.00%) Cash, 5.00% PIK), Maturing June 8, 2022		22,497	$23,853,972

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Oil and Gas (continued)
Aquilex Holdings, LLC
Term Loan, 5.49%, (1 mo. USD LIBOR + 4.25%), Maturing October 3, 2024	8,175	$8,246,531
Term Loan - Second Lien, 9.74%, (3 mo. USD LIBOR + 8.50%), Maturing October 3, 2025	4,450	4,394,375
BCP Raptor, LLC
Term Loan, 5.52%, (2 mo. USD LIBOR + 4.25%), Maturing June 24, 2024	7,980	8,082,248
Bronco Midstream Funding, LLC
Term Loan, 5.32%, (3 mo. USD LIBOR + 4.00%), Maturing August 15, 2020	24,361	24,619,617
CITGO Holding, Inc.
Term Loan, 9.84%, (3 mo. USD LIBOR + 8.50%), Maturing May 12, 2018	8,984	9,103,820
CITGO Petroleum Corporation
Revolving Loan, 1.12%, (USD Prime + 1.75%), Maturing July 23, 2019(2)	12,500	12,292,500
Term Loan, 4.84%, (USD LIBOR + 3.50%), Maturing July 29, 2021	15,762	15,854,443
Crestwood Holdings, LLC
Term Loan, 9.24%, (1 mo. USD LIBOR + 8.00%), Maturing June 19, 2019	7,371	7,403,243
Fieldwood Energy, LLC
Term Loan, 4.21%, (3 mo. USD LIBOR + 2.88%), Maturing September 28, 2018	18,035	17,336,032
Term Loan, 8.33%, (3 mo. USD LIBOR + 7.00%), Maturing August 31, 2020	7,471	6,767,224
Term Loan, 8.46%, (3 mo. USD LIBOR + 7.13%), Maturing September 30, 2020	9,874	7,022,615
Term Loan - Second Lien, 8.46%, (3 mo. USD LIBOR + 7.13%), Maturing September 30, 2020	13,852	5,287,036
Green Plains Renewable Energy, Inc.
Term Loan, 6.74%, (1 mo. USD LIBOR + 5.50%), Maturing August 18, 2023	11,325	11,409,937
MEG Energy Corp.
Term Loan, 4.83%, (3 mo. USD LIBOR + 3.50%), Maturing December 31, 2023	52,426	52,679,067
Paragon Offshore Finance Company
Term Loan, 0.00%, Maturing July 18, 2021(3)(6)	199	0
Term Loan, 7.35%, (3 mo. USD LIBOR + 6.00% (1.00% Cash, 6.35% PIK)), Maturing July 18, 2022	1,457	1,202,132
Seadrill Partners Finco, LLC
Term Loan, 4.33%, (3 mo. USD LIBOR + 3.00%), Maturing February 21, 2021	26,586	20,327,227

37	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

October 31, 2017

Portfolio of Investments — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Oil and Gas (continued)
Sheridan Investment Partners II L.P.
Term Loan, 4.82%, (3 mo. USD LIBOR + 3.50%), Maturing December 16, 2020	947	$805,255
Term Loan, 4.82%, (3 mo. USD LIBOR + 3.50%), Maturing December 16, 2020	2,540	2,159,177
Term Loan, 4.82%, (3 mo. USD LIBOR + 3.50%), Maturing December 16, 2020	18,261	15,521,681
Sheridan Production Partners I, LLC
Term Loan, 4.82%, (3 mo. USD LIBOR + 3.50%), Maturing October 1, 2019	1,793	1,518,219
Term Loan, 4.82%, (3 mo. USD LIBOR + 3.50%), Maturing October 1, 2019	2,935	2,485,601
Term Loan, 4.82%, (3 mo. USD LIBOR + 3.50%), Maturing October 1, 2019	22,150	18,758,086
Southcross Energy Partners L.P.
Term Loan, 5.58%, (3 mo. USD LIBOR + 4.25%), Maturing August 4, 2021	7,763	6,763,130
Southcross Holdings Borrower L.P.
Term Loan, 9.00%, (3.50% Cash, 5.50% PIK), Maturing April 13, 2023(7)	1,231	1,067,171
Ultra Resources, Inc.
Term Loan, 4.31%, (USD LIBOR + 3.00%), Maturing April 12, 2024(4)	15,825	15,871,162

		$300,831,501

Publishing — 1.2%
Ascend Learning, LLC
Term Loan, 4.49%, (1 mo. USD LIBOR + 3.25%), Maturing July 12, 2024	12,550	$12,645,430
Getty Images, Inc.
Term Loan, 4.83%, (3 mo. USD LIBOR + 3.50%), Maturing October 18, 2019	54,425	47,758,343
Harland Clarke Holdings Corp.
Term Loan, 7.33%, (3 mo. USD LIBOR + 6.00%), Maturing December 31, 2021	4,905	4,938,259
Term Loan, 6.83%, (3 mo. USD LIBOR + 5.50%), Maturing February 9, 2022	8,046	8,071,384
LSC Communications, Inc.
Term Loan, 7.20%, (1 week USD LIBOR + 6.00%), Maturing September 30, 2022	9,750	9,847,500
Merrill Communications, LLC
Term Loan, 6.63%, (3 mo. USD LIBOR + 5.25%), Maturing June 1, 2022	7,254	7,306,549
ProQuest, LLC
Term Loan, 4.99%, (1 mo. USD LIBOR + 3.75%), Maturing October 24, 2021	12,771	12,909,539

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Publishing (continued)
Springer Science+Business Media Deutschland GmbH
Term Loan, 4.74%, (1 mo. USD LIBOR + 3.50%), Maturing August 14, 2020	8,819	$8,861,353
Tweddle Group, Inc.
Term Loan, 7.38%, (3 mo. USD LIBOR + 6.00%), Maturing October 24, 2022	8,446	8,509,282

		$120,847,639

Radio and Television — 3.0%
ALM Media Holdings, Inc.
Term Loan, 5.83%, (3 mo. USD LIBOR + 4.50%), Maturing July 31, 2020	8,533	$7,765,144
AP NMT Acquisition B.V.
Term Loan, 7.09%, (3 mo. USD LIBOR + 5.75%), Maturing August 13, 2021	6,620	6,401,543
CBS Radio, Inc.
Term Loan, 4.74%, (1 mo. USD LIBOR + 3.50%), Maturing October 17, 2023	11,519	11,623,303
Term Loan, Maturing October 17, 2023(5)	5,200	5,242,900
Cumulus Media Holdings, Inc.
Term Loan, 4.50%, (1 mo. USD LIBOR + 3.25%), Maturing December 23, 2020	66,720	58,296,354
E.W. Scripps Company (The)
Term Loan, 3.49%, (1 mo. USD LIBOR + 2.25%), Maturing August 16, 2024	4,175	4,208,922
Entercom Radio, LLC
Term Loan, 4.73%, (1 mo. USD LIBOR + 3.50%), Maturing November 1, 2023	17,769	17,846,383
Entravision Communications Corporation
Term Loan, 3.83%, (3 mo. USD LIBOR + 2.50%), Maturing May 31, 2020	14,436	14,485,666
Gray Television, Inc.
Term Loan, 3.74%, (1 mo. USD LIBOR + 2.50%), Maturing February 7, 2024	3,846	3,880,278
Hubbard Radio, LLC
Term Loan, 4.50%, (1 mo. USD LIBOR + 3.25%), Maturing May 27, 2022	6,563	6,579,742
iHeartCommunications, Inc.
Term Loan, 8.08%, (3 mo. USD LIBOR + 6.75%), Maturing January 30, 2019	33,740	25,368,090
Term Loan, 8.83%, (3 mo. USD LIBOR + 7.50%), Maturing July 30, 2019	5,384	4,068,129
Mission Broadcasting, Inc.
Term Loan, 3.74%, (1 mo. USD LIBOR + 2.50%), Maturing January 17, 2024	2,920	2,940,194

38	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

October 31, 2017

Portfolio of Investments — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Radio and Television (continued)
Nexstar Broadcasting, Inc.
Term Loan, 3.74%, (1 mo. USD LIBOR + 2.50%), Maturing January 17, 2024	23,260	$23,417,724
Radio Systems Corporation
Term Loan, 4.74%, (1 mo. USD LIBOR + 3.50%), Maturing May 2, 2024	4,738	4,773,661
Raycom TV Broadcasting, LLC
Term Loan, 3.99%, (1 mo. USD LIBOR + 2.75%), Maturing August 23, 2024	12,225	12,316,687
Sinclair Television Group, Inc.
Term Loan, 3.50%, (1 mo. USD LIBOR + 2.25%), Maturing January 3, 2024	14,366	14,420,311
Univision Communications, Inc.
Term Loan, 3.99%, (1 mo. USD LIBOR + 2.75%), Maturing March 15, 2024	68,157	67,916,395

		$291,551,426

Retailers (Except Food and Drug) — 3.4%
Ascena Retail Group, Inc.
Term Loan, 5.75%, (1 mo. USD LIBOR + 4.50%), Maturing August 21, 2022	12,759	$11,128,486
Bass Pro Group, LLC
Term Loan, 6.24%, (1 mo. USD LIBOR + 5.00%), Maturing September 25, 2024	12,700	12,374,563
BJ’s Wholesale Club, Inc.
Term Loan, 4.99%, (1 mo. USD LIBOR + 3.75%), Maturing February 3, 2024	10,000	9,772,486
CDW, LLC
Term Loan, 3.34%, (3 mo. USD LIBOR + 2.00%), Maturing August 17, 2023	21,145	21,304,824
Coinamatic Canada, Inc.
Term Loan, 4.49%, (1 mo. USD LIBOR + 3.25%), Maturing May 14, 2022	272	273,009
David’s Bridal, Inc.
Term Loan, 5.34%, (3 mo. USD LIBOR + 4.00%), Maturing October 11, 2019	24,059	19,920,613
Evergreen Acqco 1 L.P.
Term Loan, 5.11%, (3 mo. USD LIBOR + 3.75%), Maturing July 9, 2019	24,172	22,238,267
Global Appliance, Inc.
Term Loan, 5.34%, (3 mo. USD LIBOR + 4.00%), Maturing September 29, 2024	11,000	11,024,068
Harbor Freight Tools USA, Inc.
Term Loan, 4.49%, (1 mo. USD LIBOR + 3.25%), Maturing August 18, 2023	17,542	17,655,602
J. Crew Group, Inc.
Term Loan, 4.29%, (USD LIBOR + 3.00%), Maturing March 5, 2021(3)(4)	26,410	14,031,522

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Retailers (Except Food and Drug) (continued)
LSF9 Atlantis Holdings, LLC
Term Loan, 7.24%, (1 mo. USD LIBOR + 6.00%), Maturing May 1, 2023	12,596	$12,687,630
Men’s Wearhouse, Inc. (The)
Term Loan, 4.77%, (USD LIBOR + 3.50%), Maturing June 18, 2021(4)	8,911	8,863,754
Michaels Stores, Inc.
Term Loan, 3.99%, (1 mo. USD LIBOR + 2.75%), Maturing January 30, 2023	22,190	22,221,511
Neiman Marcus Group Ltd., LLC
Term Loan, 4.49%, (1 mo. USD LIBOR + 3.25%), Maturing October 25, 2020	23,622	18,708,973
Party City Holdings, Inc.
Term Loan, 4.43%, (3 mo. USD LIBOR + 3.00%), Maturing August 19, 2022	24,478	24,569,733
PetSmart, Inc.
Term Loan, 4.24%, (1 mo. USD LIBOR + 3.00%), Maturing March 11, 2022	47,809	41,198,062
PFS Holding Corporation
Term Loan, 4.75%, (1 mo. USD LIBOR + 3.50%), Maturing January 31, 2021	10,084	9,101,036
Pier 1 Imports (U.S.), Inc.
Term Loan, 4.83%, (3 mo. USD LIBOR + 3.50%), Maturing April 30, 2021	9,554	9,219,670
Rent-A-Center, Inc.
Term Loan, 4.25%, (1 mo. USD LIBOR + 3.00%), Maturing March 19, 2021	1,629	1,622,130
Staples, Inc.
Term Loan, 5.31%, (3 mo. USD LIBOR + 4.00%), Maturing September 12, 2024	6,825	6,455,051
Toys ‘R’ Us Property Company I, LLC
Term Loan, 6.24%, (1 mo. USD LIBOR + 5.00%), Maturing August 21, 2019	30,925	28,489,510
Vivid Seats Ltd.
Term Loan, 5.24%, (1 mo. USD LIBOR + 4.00%), Maturing June 30, 2024	11,646	11,689,484

		$334,549,984

Steel — 0.5%
Atkore International, Inc.
Term Loan, 4.34%, (3 mo. USD LIBOR + 3.00%), Maturing December 22, 2023	5,495	$5,540,832
Neenah Foundry Company
Term Loan, 7.79%, (2 mo. USD LIBOR + 6.50%), Maturing April 26, 2019	11,872	11,783,016

39	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

October 31, 2017

Portfolio of Investments — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Steel (continued)
Zekelman Industries, Inc.
Term Loan, 4.07%, (3 mo. USD LIBOR + 2.75%), Maturing June 14, 2021		30,429	$30,629,978

			$47,953,826

Surface Transport — 0.5%
Avis Budget Car Rental, LLC
Term Loan, 3.34%, (3 mo. USD LIBOR + 2.00%), Maturing March 15, 2022		5,774	$5,762,168
Hertz Corporation (The)
Term Loan, 4.00%, (1 mo. USD LIBOR + 2.75%), Maturing June 30, 2023		10,616	10,599,872
Kenan Advantage Group, Inc.
Term Loan, 4.24%, (1 mo. USD LIBOR + 3.00%), Maturing July 31, 2022		1,400	1,402,768
Term Loan, 4.24%, (1 mo. USD LIBOR + 3.00%), Maturing July 31, 2022		4,603	4,612,823
PODS, LLC
Term Loan, 4.49%, (1 mo. USD LIBOR + 3.25%), Maturing February 2, 2022		3,622	3,645,821
Stena International S.a.r.l.
Term Loan, 4.34%, (3 mo. USD LIBOR + 3.00%), Maturing March 3, 2021		25,704	23,925,972

			$49,949,424

Telecommunications — 4.7%
CenturyLink, Inc.
Term Loan, 2.75%, Maturing January 31, 2025(7)		57,500	$56,811,208
Colorado Buyer, Inc.
Term Loan, 4.31%, (3 mo. USD LIBOR + 3.00%), Maturing May 1, 2024		12,992	13,109,369
Consolidated Communications, Inc.
Term Loan, 4.25%, (1 mo. USD LIBOR + 3.00%), Maturing October 4, 2023		14,649	14,438,672
Digicel International Finance Limited
Term Loan, 5.07%, (3 mo. USD LIBOR + 3.75%), Maturing May 28, 2024		9,750	9,829,219
eircom Finco S.a.r.l.
Term Loan, 3.25%, (1 mo. EURIBOR + 3.25%), Maturing April 19, 2024	EUR	20,950	24,537,475
Frontier Communications Corp.
Term Loan, 4.99%, (1 mo. USD LIBOR + 3.75%), Maturing June 15, 2024		21,696	20,695,587
Global Eagle Entertainment, Inc.
Term Loan, 8.71%, (3 mo. USD LIBOR + 7.50%), Maturing January 6, 2023		12,122	11,899,338

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Telecommunications (continued)
Intelsat Jackson Holdings S.A.
Term Loan, 4.07%, (3 mo. USD LIBOR + 2.75%), Maturing June 30, 2019	55,859	$55,794,587
IPC Corp.
Term Loan, 5.89%, (3 mo. USD LIBOR + 4.50%), Maturing August 6, 2021	21,816	21,324,773
Level 3 Financing, Inc.
Term Loan, 3.49%, (1 mo. USD LIBOR + 2.25%), Maturing February 22, 2024	31,025	31,146,897
Mitel Networks Corporation
Term Loan, Maturing July 27, 2023(5)	5,050	5,105,237
Onvoy, LLC
Term Loan, 5.83%, (3 mo. USD LIBOR + 4.50%), Maturing February 10, 2024	12,960	12,955,832
SBA Senior Finance II, LLC
Term Loan, 3.50%, (1 mo. USD LIBOR + 2.25%), Maturing March 24, 2021	12,053	12,112,215
Term Loan, 3.50%, (1 mo. USD LIBOR + 2.25%), Maturing June 10, 2022	21,271	21,370,577
Sprint Communications, Inc.
Term Loan, 3.75%, (1 mo. USD LIBOR + 2.50%), Maturing February 2, 2024	51,690	51,902,542
Syniverse Holdings, Inc.
Term Loan, 4.24%, (1 mo. USD LIBOR + 3.00%), Maturing April 23, 2019	9,827	9,602,659
Term Loan, 4.33%, (3 mo. USD LIBOR + 3.00%), Maturing April 23, 2019	30,871	30,166,489
Telesat Canada
Term Loan, 4.32%, (2 mo. USD LIBOR + 3.00%), Maturing November 17, 2023	49,408	49,892,750
Unitymedia Finance, LLC
Term Loan, Maturing October 16, 2024(5)	10,800	10,785,377

		$463,480,803

Utilities — 1.8%
Calpine Construction Finance Company L.P.
Term Loan, 3.50%, (1 mo. USD LIBOR + 2.25%), Maturing May 3, 2020	4,148	$4,161,458
Term Loan, 3.75%, (1 mo. USD LIBOR + 2.50%), Maturing January 31, 2022	10	9,624
Calpine Corporation
Term Loan, 3.00%, (1 mo. USD LIBOR + 1.75%), Maturing November 30, 2017	779	780,438
Term Loan, 3.00%, (1 mo. USD LIBOR + 1.75%), Maturing December 31, 2019	4,876	4,888,561
Term Loan, 4.09%, (3 mo. USD LIBOR + 2.75%), Maturing January 15, 2024	47,740	47,969,103

40	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

October 31, 2017

Portfolio of Investments — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Utilities (continued)
Dayton Power & Light Company (The)
Term Loan, 4.50%, (1 mo. USD LIBOR + 3.25%), Maturing August 24, 2022		5,508	$5,592,725
Dynegy, Inc.
Term Loan, 4.49%, (1 mo. USD LIBOR + 3.25%), Maturing February 7, 2024		4,538	4,569,688
Granite Acquisition, Inc.
Term Loan, 5.33%, (3 mo. USD LIBOR + 4.00%), Maturing December 19, 2021		1,707	1,728,233
Term Loan, 5.34%, (3 mo. USD LIBOR + 4.00%), Maturing December 19, 2021		37,758	38,229,522
Invenergy Thermal Operating I, LLC
Term Loan, 6.83%, (3 mo. USD LIBOR + 5.50%), Maturing October 19, 2022		2,134	2,016,679
Lightstone Generation, LLC
Term Loan, 5.74%, (1 mo. USD LIBOR + 4.50%), Maturing January 30, 2024		1,709	1,719,034
Term Loan, 5.74%, (1 mo. USD LIBOR + 4.50%), Maturing January 30, 2024		27,423	27,588,351
Lonestar Generation, LLC
Term Loan, 5.57%, (3 mo. USD LIBOR + 4.25%), Maturing February 22, 2021		18,064	17,872,332
Longview Power, LLC
Term Loan, 7.39%, (3 mo. USD LIBOR + 6.00%), Maturing April 13, 2021		3,568	2,301,279
Talen Energy Supply, LLC
Term Loan, 5.24%, (1 mo. USD LIBOR + 4.00%), Maturing July 15, 2023		5,228	5,225,869
Term Loan, 5.24%, (1 mo. USD LIBOR + 4.00%), Maturing April 15, 2024		8,051	8,042,592
TPF II Power, LLC
Term Loan, 4.99%, (1 mo. USD LIBOR + 3.75%), Maturing October 2, 2023		4,851	4,884,481

			$177,579,969

Total Senior Floating-Rate Loans (identified cost $9,061,777,671)			$8,993,928,869

Corporate Bonds & Notes — 3.3%

Security		Principal Amount* (000’s omitted)	Value

Automotive — 0.1%
Federal-Mogul Holdings, LLC
4.875%, (3 mo. EURIBOR + 4.875%), 4/15/24(8)(9)	EUR	6,000	$7,060,526

			$7,060,526

Security		Principal Amount* (000’s omitted)	Value

Building and Development — 0.0%(10)
VICI Properties 1, LLC/VICI FC, Inc.
8.00%, 10/15/23		52	$58,448

			$58,448

Chemicals and Plastics — 0.2%
Avantor, Inc.
6.00%, 10/1/24(8)		4,425	$4,519,031
Hexion, Inc.
6.625%, 4/15/20		16,525	14,789,875
PQ Corp.
6.75%, 11/15/22(8)		4,000	4,340,000

			$23,648,906

Containers and Glass Products — 0.6%
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC
5.75%, 10/15/20		44,500	$45,334,820
4.859%, (3 mo. USD LIBOR + 3.50%), 7/15/21(8)(9)		9,925	10,152,531

			$55,487,351

Drugs — 0.4%
Valeant Pharmaceuticals International, Inc.
6.50%, 3/15/22(8)		11,092	$11,799,115
7.00%, 3/15/24(8)		14,419	15,644,615
5.50%, 11/1/25(8)		11,100	11,363,625

			$38,807,355

Electronics / Electrical — 0.2%
Western Digital Corp.
7.375%, 4/1/23(8)		13,000	$14,267,500

			$14,267,500

Entertainment — 0.1%
Vue International Bidco PLC
4.921%, (3 mo. EURIBOR + 5.25%), 7/15/20(8)(9)	EUR	8,625	$10,129,964

			$10,129,964

Equipment Leasing — 0.0%(10)
International Lease Finance Corp.
7.125%, 9/1/18(8)		2,325	$2,422,565

			$2,422,565

41	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

October 31, 2017

Portfolio of Investments — continued

Security		Principal Amount* (000’s omitted)	Value

Food Products — 0.0%(10)
Iceland Bondco PLC
4.629%, (3 mo. GBP LIBOR + 4.25%), 7/15/20(8)(9)	GBP	2,084	$2,775,917

			$2,775,917

Health Care — 0.7%
CHS/Community Health Systems, Inc.
5.125%, 8/1/21		7,500	$7,293,750
6.25%, 3/31/23		16,650	16,046,437
HCA, Inc.
4.75%, 5/1/23		9,766	10,242,093
RegionalCare Hospital Partners Holdings, Inc.
8.25%, 5/1/23(8)		13,800	14,559,000
Tenet Healthcare Corp.
6.00%, 10/1/20		12,500	13,171,875
4.375%, 10/1/21		9,700	9,714,550

			$71,027,705

Insurance — 0.0%(10)
Galaxy Bidco, Ltd.
5.28%, (3 mo. GBP LIBOR + 5.00%), 11/15/19(8)(9)	GBP	2,500	$3,338,172

			$3,338,172

Leisure Goods / Activities / Movies — 0.1%
National CineMedia, LLC
6.00%, 4/15/22		8,250	$8,456,250

			$8,456,250

Media — 0.1%
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
5.50%, 1/15/23(8)		6,300	$6,489,000

			$6,489,000

Oil and Gas — 0.1%
CITGO Petroleum Corp.
6.25%, 8/15/22(8)		11,500	$11,873,750

			$11,873,750

Radio and Television — 0.2%
iHeartCommunications, Inc.
9.00%, 12/15/19		8,994	$6,678,045

Security		Principal Amount* (000’s omitted)	Value

Radio and Television (continued)
Univision Communications, Inc.
6.75%, 9/15/22(8)		2,629	$2,730,874
5.125%, 2/15/25(8)		5,500	5,479,375

			$14,888,294

Retailers (Except Food and Drug) — 0.1%
Fresh Market, Inc. (The)
9.75%, 5/1/23(8)		12,550	$7,153,500

			$7,153,500

Telecommunications — 0.2%
Selecta Netherlands B.V.
0.00%, 9/30/30	EUR	774	$315,734
Wind Acquisition Finance S.A.
4.919%, (3 mo. EURIBOR + 5.25%), 4/30/19(8)(9)	EUR	5,005	5,844,064
6.50%, 4/30/20(8)		7,375	7,635,706
Wind Tre SpA
(3 mo. EURIBOR + 2.75%), 1/20/24(8)(11)	EUR	6,675	7,822,023

			$21,617,527

Utilities — 0.2%
Calpine Corp.
6.00%, 1/15/22(8)		3,000	$3,108,750
5.875%, 1/15/24(8)		5,000	5,200,000
5.25%, 6/1/26(8)		10,925	10,993,281

			$19,302,031

Total Corporate Bonds & Notes (identified cost $322,949,033)			$318,804,761

Asset-Backed Securities — 0.4%

Security	Principal Amount (000’s omitted)	Value

Ares XXVIII CLO, Ltd.
Series 2013-3A, Class E, 6.253%, (3 mo. USD LIBOR + 4.90%), 10/17/24(8)(9)	$3,000	$3,011,151
Avery Point II CLO, Ltd.
Series 2013-2A, Class E, 5.603%, (3 mo. USD LIBOR + 4.25%), 7/17/25(8)(9)	3,330	3,285,488
Birchwood Park CLO, Ltd.
Series 2014-1A, Class E1, 6.459%, (3 mo. USD LIBOR + 5.10%), 7/15/26(8)(9)	3,500	3,324,342

42	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

October 31, 2017

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Canyon Capital CLO, Ltd.
Series 2017-1A, Class E, 7.505%, (3 mo. USD LIBOR + 6.25%), 7/15/30(8)(9)	$3,250	$3,186,735
Galaxy CLO, Ltd.
Series 2013-15A, Class ER, 8.004%, (3 mo. USD LIBOR + 6.65%), 10/15/30(8)(9)	2,500	2,508,728
Jay Park CLO, Ltd.
Series 2016-1A, Class D, 8.363%, (3 mo. USD LIBOR + 7.00%), 10/20/27(8)(9)	3,000	3,074,942
Madison Park Funding XXV, Ltd.
Series 2017-25A, Class D, 7.353%, (3 mo. USD LIBOR + 6.10%), 4/25/29(8)(9)	1,500	1,504,364
Oak Hill Credit Partners VII, Ltd.
Series 2012-7A, Class ER, 8.816%, (3 mo. USD LIBOR + 7.50%), 11/20/27(8)(9)	900	926,493
Oak Hill Credit Partners VIII, Ltd.
Series 2013-8A, Class D, 4.863%, (3 mo. USD LIBOR + 3.50%), 4/20/25(8)(9)	6,950	6,974,904
Octagon Investment Partners XIV, Ltd.
Series 2012-1A, Class DR, 8.509%, (3 mo. USD LIBOR + 7.15%), 7/15/29(8)(9)	2,000	2,065,332
Park Avenue Institutional Advisers CLO, Ltd.
Series 2017-1A, Class D, (3 mo. USD LIBOR + 6.22%),11/14/29(8)(11)	1,500	1,445,394
Wind River CLO, Ltd.
Series 2013-1A, Class DR, 7.663%, (3 mo. USD LIBOR + 6.30%), 7/20/30(8)(9)	3,000	2,918,973

Total Asset-Backed Securities (identified cost $33,318,016)		$34,226,846

Common Stocks — 1.2%

Security	Shares	Value

Aerospace and Defense — 0.3%
IAP Global Services, LLC(3)(12)(13)(14)	2,577	$26,681,392

		$26,681,392

Automotive — 0.0%(10)
Dayco Products, LLC(12)(13)	88,506	$2,765,813

		$2,765,813

Business Equipment and Services — 0.1%
Education Management Corp.(3)(12)(13)	65,471,595	$0
RCS Capital Corp.(12)(13)	421,149	12,423,896

		$12,423,896

Security	Shares	Value

Electronics / Electrical — 0.1%
Answers Corp.(12)(13)	906,100	$14,346,553

		$14,346,553

Health Care — 0.0%(10)
New Millennium Holdco, Inc.(12)(13)	421,318	$136,928

		$136,928

Lodging and Casinos — 0.0%(10)
Caesars Entertainment Corp.(12)(13)	13,899	$179,992

		$179,992

Nonferrous Metals / Minerals — 0.0%
ASP United/GHX Holding, LLC(3)(12)(13)	2,830	$0

		$0

Oil and Gas — 0.5%
AFG Holdings, Inc.(12)(13)	977,278	$33,227,452
Paragon Offshore Finance Company, Class A(12)(13)	42,177	47,099
Paragon Offshore Finance Company, Class B(12)(13)	21,089	408,599
Paragon Offshore, Ltd.(12)(13)	42,177	722,281
Samson Resources II, LLC, Class A(12)(13)	435,055	10,586,324
Southcross Holdings Group, LLC(3)(12)(13)	1,281	0
Southcross Holdings L.P., Class A(12)(13)	1,281	717,360

		$45,709,115

Publishing — 0.2%
ION Media Networks, Inc.(3)(13)	28,605	$14,939,247
MediaNews Group, Inc.(12)(13)	162,730	2,603,679

		$17,542,926

Total Common Stocks (identified cost $69,351,595)		$119,786,615

Convertible Preferred Stocks — 0.0%

Security	Shares	Value

Business Equipment and Services — 0.0%
Education Management Corp., Series A-1(3)(12)(13)	72,851	$0

Total Convertible Preferred Stocks (identified cost $5,141,580)		$0

43	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

October 31, 2017

Portfolio of Investments — continued

Warrants — 0.0%(10)

Security	Shares	Value

Electronics / Electrical — 0.0%(10)
Selecta Group S.a.r.l., Class D(12)(13)	28,514	$431,789

Total Warrants (identified cost $68,545)		$431,789

Short-Term Investments — 5.0%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.35%(15)	492,457,821	$492,507,066

Total Short-Term Investments (identified cost $492,543,851)		$492,507,066

Total Investments — 101.7% (identified cost $9,985,150,291)		$9,959,685,946

Less Unfunded Loan Commitments — (0.2)%		$(20,018,222)

Net Investments — 101.5% (identified cost $9,965,132,069)		$9,939,667,724

Other Assets, Less Liabilities — (1.5)%		$(143,701,344)

Net Assets — 100.0%		$9,795,966,380

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

*	In U.S. dollars unless otherwise indicated.

(1)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate.

(2)

Unfunded or partially unfunded loan commitments. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion and the commitment fees on the portion of the loan that is unfunded. See Note 1F for description.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 10).

(4)

The stated interest rate represents the weighted average interest rate at October 31, 2017 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.

(5)	This Senior Loan will settle after October 31, 2017, at which time the interest rate will be determined.

(6)	Issuer is in default with respect to interest and/or principal payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(7)	Fixed-rate loan.

(8)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At October 31, 2017, the aggregate value of these securities is $220,929,730 or 2.3% of the Portfolio’s net assets.

(9)	Variable rate security. The stated interest rate represents the rate in effect at October 31, 2017.

(10)	Amount is less than 0.05%.

(11)	When-issued, variable rate security whose rate will be determined after October 31, 2017.

(12)	Non-income producing security.

(13)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(14)	Affiliated company.

(15)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of October 31, 2017.

44	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

October 31, 2017

Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

EUR	15,000,000	USD	17,647,518	JPMorgan Chase Bank, N.A.	11/30/17	$—	$(149,453)
USD	7,963,806	CAD	10,037,437	HSBC Bank USA, N.A.	11/30/17	181,582	—
USD	165,247,965	EUR	136,842,251	State Street Bank and Trust Company	11/30/17	5,616,329	—
USD	104,056,211	EUR	88,121,619	Goldman Sachs International	12/29/17	1,062,277	—
USD	17,074,913	EUR	14,375,000	Goldman Sachs International	12/29/17	273,839	—
USD	4,591,564	EUR	3,900,000	Goldman Sachs International	12/29/17	33,360	—
USD	168,585,260	EUR	144,674,227	Goldman Sachs International	1/31/18	—	(838,748)
USD	35,105,363	GBP	26,697,799	State Street Bank and Trust Company	1/31/18	—	(455,785)

						$7,167,387	$(1,443,986)

Abbreviations:

EURIBOR	–	Euro Interbank Offered Rate
LIBOR	–	London Interbank Offered Rate
PIK	–	Payment In Kind

Currency Abbreviations:

CAD	–	Canadian Dollar
EUR	–	Euro
GBP	–	British Pound Sterling
USD	–	United States Dollar

45	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

October 31, 2017

Statement of Assets and Liabilities

Assets	October 31, 2017
Unaffiliated investments, at value (identified cost, $9,472,588,218)	$9,447,160,658
Affiliated investment, at value (identified cost, $492,543,851)	492,507,066
Cash	23,548,964
Deposits for derivatives collateral — forward foreign currency exchange contracts	4,000,000
Foreign currency, at value (identified cost, $31,694,983)	31,692,256
Interest receivable	29,944,314
Dividends receivable from affiliated investment	599,773
Receivable for investments sold	46,764,595
Receivable for open forward foreign currency exchange contracts	7,167,387
Prepaid expenses	841,161
Total assets	$10,084,226,174

Liabilities
Cash collateral due to brokers	$3,830,000
Payable for investments purchased	268,347,256
Payable for when-issued securities	9,307,255
Payable for open forward foreign currency exchange contracts	1,443,986
Payable to affiliates:
Investment adviser fee	4,058,881
Trustees’ fees	8,458
Accrued expenses	1,263,958
Total liabilities	$288,259,794
Commitments and contingencies (see Note 11)
Net Assets applicable to investors’ interest in Portfolio	$9,795,966,380

Sources of Net Assets
Investors’ capital	$9,815,297,629
Net unrealized depreciation	(19,331,249)
Total	$9,795,966,380

46	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

October 31, 2017

Statement of Operations

Investment Income	Year Ended October 31, 2017
Interest and other income	$424,142,757
Dividends	3,901,561
Dividends from affiliated investment	7,329,892
Total investment income	$435,374,210

Expenses
Investment adviser fee	$46,482,826
Trustees’ fees and expenses	104,292
Custodian fee	1,838,710
Legal and accounting services	1,235,658
Interest expense and fees	2,562,038
Miscellaneous	371,038
Total expenses	$52,594,562

Net investment income	$382,779,648

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$(63,377,175)
Investment transactions — affiliated investment	106,526
Foreign currency transactions	887,996
Forward foreign currency exchange contracts	(26,131,999)
Net realized loss	$(88,514,652)
Change in unrealized appreciation (depreciation) —
Investments	$219,726,161
Investments — affiliated investment	(158,156)
Foreign currency	508,298
Forward foreign currency exchange contracts	312,713
Net change in unrealized appreciation (depreciation)	$220,389,016

Net realized and unrealized gain	$131,874,364

Net increase in net assets from operations	$514,654,012

47	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

October 31, 2017

Statements of Changes in Net Assets

	Year Ended October 31,
Increase (Decrease) in Net Assets	2017	2016
From operations —
Net investment income	$382,779,648	$388,831,412
Net realized loss	(88,514,652)	(218,910,638)
Net change in unrealized appreciation (depreciation)	220,389,016	358,119,278
Net increase in net assets from operations	$514,654,012	$528,040,052
Capital transactions —
Contributions	$1,996,903,668	$709,970,505
Withdrawals	(921,329,117)	(2,968,286,384)
Net increase (decrease) in net assets from capital transactions	$1,075,574,551	$(2,258,315,879)

Net increase (decrease) in net assets	$1,590,228,563	$(1,730,275,827)

Net Assets
At beginning of year	$8,205,737,817	$9,936,013,644
At end of year	$9,795,966,380	$8,205,737,817

48	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

October 31, 2017

Financial Highlights

	Year Ended October 31,
Ratios/Supplemental Data	2017	2016	2015	2014	2013
Ratios (as a percentage of average daily net assets):
Expenses(1)	0.56%	0.58%	0.55%	0.52%	0.52%
Net investment income	4.07%	4.58%	4.27%	3.89%	4.14%
Portfolio Turnover	42%	27%	19%	34%	32%

Total Return	5.69%	7.10%	0.56%	2.23%	5.08%

Net assets, end of year (000’s omitted)	$9,795,966	$8,205,738	$9,936,014	$13,901,215	$16,648,042

(1)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

49	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

October 31, 2017

Notes to Financial Statements

1  Significant Accounting Policies

Eaton Vance Floating Rate Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to provide a high level of current income. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At October 31, 2017, Eaton Vance Floating-Rate Fund, Eaton Vance Floating-Rate & High Income Fund, Eaton Vance Multi-Strategy Absolute Return Fund and Eaton Vance Multi-Strategy All Market Fund held an interest of 84.4%, 15.3%, 0.2% and 0.1%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Portfolio based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Portfolio. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Portfolio. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.

Derivatives. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

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Floating Rate Portfolio

October 31, 2017

Notes to Financial Statements — continued

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

As of October 31, 2017, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Unfunded Loan Commitments — The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion. These commitments are disclosed in the accompanying Portfolio of Investments. At October 31, 2017, the Portfolio had sufficient cash and/or securities to cover these commitments.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement and additional fee reduction agreement effective May 1, 2017 between the

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Floating Rate Portfolio

October 31, 2017

Notes to Financial Statements — continued

Portfolio and BMR, the fee is computed at an annual rate of 0.575% of the Portfolio’s average daily net assets up to $1 billion, 0.525% from $1 billion up to $2 billion, 0.490% from $2 billion up to $5 billion, 0.460% from $5 billion up to $10 billion, 0.435% from $10 billion up to $15 billion, 0.415% from $15 billion up to $20 billion, 0.400% from $20 billion up to $25 billion and 0.390% of average daily net assets of $25 billion or more, and is payable monthly. The fee reductions cannot be terminated or reduced without the approval of a majority vote of the Trustees of the Portfolio who are not interested persons of BMR or the Portfolio and by the vote of a majority of the holders of interests in the Portfolio. Prior to May 1, 2017, the fee was computed at an annual rate of 0.575% of the Portfolio’s average daily net assets up to $1 billion, 0.525% from $1 billion up to $2 billion, 0.500% from $2 billion up to $5 billion, 0.480% from $5 billion up to $10 billion, 0.450% from $10 billion up to $15 billion, 0.4375% from $15 billion up to $20 billion, 0.4275% from $20 billion up to $25 billion and 0.420% of average daily net assets of $25 billion or more. For the year ended October 31, 2017, the Portfolio’s investment adviser fee amounted to $46,482,826 or 0.49% of the Portfolio’s average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended October 31, 2017, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, and including maturities and principal repayments on Senior Loans, aggregated $5,252,190,077 and $3,705,903,353, respectively, for the year ended October 31, 2017.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Portfolio at October 31, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$9,966,777,014

Gross unrealized appreciation	$153,788,931
Gross unrealized depreciation	(180,898,221)

Net unrealized depreciation	$(27,109,290)

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at October 31, 2017 is included in the Portfolio of Investments. At October 31, 2017, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.

The Portfolio enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At October 31, 2017, the fair value of derivatives with credit-related contingent features in a net liability position was $1,443,986. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $170,000 at October 31, 2017.

The over-the-counter (OTC) derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in

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Floating Rate Portfolio

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Notes to Financial Statements — continued

the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Portfolio of Investments. The carrying amount of the liability for cash collateral due to brokers at October 31, 2017 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 10) at October 31, 2017.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is foreign exchange risk at October 31, 2017 was as follows:

	Fair Value
Derivative	Asset Derivative		Liability Derivative

Forward foreign currency exchange contracts	$7,167,387	(1)	$(1,443,986	)(2)

Total Derivatives subject to master netting or similar agreements	$7,167,387		$(1,443,986)

(1)	Statement of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts; Net unrealized depreciation.

(2)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts; Net unrealized depreciation.

The Portfolio’s derivative assets and liabilities at fair value by type, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio for such assets and pledged by the Portfolio for such liabilities as of October 31, 2017.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)

Goldman Sachs International	$1,369,476	$(838,748)	$—	$(530,728)	$—
HSBC Bank USA, N.A.	181,582	—	(123,632)	—	57,950
State Street Bank and Trust Company	5,616,329	(455,785)	(5,160,544)	—	—

	$7,167,387	$(1,294,533)	$(5,284,176)	$(530,728)	$57,950

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Notes to Financial Statements — continued

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)

Goldman Sachs International	$(838,748)	$838,748	$—	$—	$—
JPMorgan Chase Bank, N.A.	(149,453)	—	—	149,453	—
State Street Bank and Trust Company	(455,785)	455,785	—	—	—

	$(1,443,986)	$1,294,533	$—	$149,453	$—

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is foreign exchange risk for the year ended October 31, 2017 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Forward foreign currency exchange contracts	$(26,131,999)	$312,713

(1)	Statement of Operations location: Net realized gain (loss) – Forward foreign currency exchange contracts.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Forward foreign currency exchange contracts.

The average notional amount of forward foreign currency exchange contracts (based on the absolute value of notional amounts of currency purchased and currency sold) outstanding during the year ended October 31, 2017, which is indicative of the volume of this derivative type, was approximately $386,193,000.

6  Line of Credit

The Portfolio participates with another portfolio and fund managed by EVM and its affiliates in a $875 million ($900 million prior to March 13, 2017) unsecured line of credit agreement with a group of banks, which is in effect through March 12, 2018. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above a prime rate, the London Interbank Offered Rate (LIBOR) or the Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and fund at the end of each quarter. Also included in interest expense is approximately $1,193,000 of amortization of upfront fees paid by the Portfolio in connection with the annual renewal of the Agreement. The unamortized balance of upfront fees at October 31, 2017 is $500,313 and is included in prepaid expenses in the Statement of Assets and Liabilities. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the year ended October 31, 2017.

7  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

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Notes to Financial Statements — continued

8  Credit Risk

The Portfolio invests primarily in below investment grade floating-rate loans, which are considered speculative because of the credit risk of their issuers. Changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of these securities to make principal and interest payments. Such companies are more likely to default on their payments of interest and principal owed than issuers of investment grade bonds. An economic downturn generally leads to a higher non-payment rate, and a loan or other debt obligation may lose significant value before a default occurs. Lower rated investments also may be subject to greater price volatility than higher rated investments. Moreover, the specific collateral used to secure a loan may decline in value or become illiquid, which would adversely affect the loan’s value.

9  Investments in Affiliated Companies

An affiliated company is a company in which a fund has a direct or indirect ownership of, control of, or voting power of 5 percent or more of the outstanding voting shares, or a company that is under common ownership or control with a fund. At October 31, 2017, the value of the Portfolio’s investment in affiliated companies was $26,681,392, which represents 0.27% of the Portfolio’s net assets. Transactions in affiliated companies by the Portfolio for the year ended October 31, 2017 were as follows:

Name of affiliated company	Shares, beginning of year	Gross additions	Gross reductions	Shares, end of year	Value, end of year	Dividend income	Realized gain (loss)	Change in unrealized gain (loss)

Common Stock*

IAP Global Services, LLC	2,577	—	—	2,577	$26,681,392	$—	$—	$(3,367,629)

*	The related industry is the same as the presentation in the Portfolio of Investments.

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

55

Eaton Vance

Floating Rate Portfolio

October 31, 2017

Notes to Financial Statements — continued

At October 31, 2017, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total

Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	$—	$8,946,623,629	$27,287,018	$8,973,910,647
Corporate Bonds & Notes	—	318,804,761	—	318,804,761
Asset-Backed Securities	—	34,226,846	—	34,226,846
Common Stocks	179,992	77,985,984	41,620,639	119,786,615
Convertible Preferred Stocks	—	—	0	0
Warrants	—	431,789	—	431,789
Short-Term Investments	—	492,507,066	—	492,507,066

Total Investments	$179,992	$9,870,580,075	$68,907,657	$9,939,667,724

Forward Foreign Currency Exchange Contracts	$—	$7,167,387	$—	$7,167,387

Total	$179,992	$9,877,747,462	$68,907,657	$9,946,835,111

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(1,443,986)	$—	$(1,443,986)

Total	$—	$(1,443,986)	$—	$(1,443,986)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended October 31, 2017 is not presented. At October 31, 2017, there were no investments transferred between Level 1 and Level 2 during the year then ended.

11  Legal Proceedings

In May 2015, the Portfolio was served with an amended complaint filed in an adversary proceeding in the United States Bankruptcy Court for the Southern District of New York. The adversary proceeding was filed by the Motors Liquidation Company Avoidance Action Trust (“AAT”) against the former holders of a $1.5 billion term loan issued by General Motors Corp. (“GM”) in 2006 (the “Term Loan Lenders”) who received a full repayment of the term loan pursuant to a court order in the GM bankruptcy proceeding. The court order was made with the understanding that the term loan was fully secured at the time of GM’s bankruptcy filing in June 2009. The AAT is seeking (1) a determination from the Bankruptcy Court that the security interest held by the Term Loan Lenders was not perfected at the time GM filed for Chapter 11 Bankruptcy protection and thus the Term Loan Lenders should have been treated in the same manner as GM’s unsecured creditors, (2) disgorgement of any interest payments made to the Term Loan Lenders within ninety days of GM’s filing for Chapter 11 Bankruptcy protection, and (3) disgorgement of the $1.5 billion term loan repayment that was made to the Term Loan Lenders. The value of the payment received under the term loan agreement by the Portfolio is approximately $10,668,000 (equal to 0.11% of net assets at October 31, 2017). The Portfolio cannot predict the outcome of these proceedings or the effect, if any, on the Portfolio’s net asset value. The attorneys’ fees and costs related to these actions are expensed by the Portfolio as incurred.

56

Eaton Vance

Floating Rate Portfolio

October 31, 2017

Report of Independent Registered Public Accounting Firm

To the Trustees and Investors of Eaton Vance Floating Rate Portfolio:

We have audited the accompanying statement of assets and liabilities of Eaton Vance Floating Rate Portfolio (the “Portfolio”), including the portfolio of investments, as of October 31, 2017, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities and senior loans owned as of October 31, 2017, by correspondence with the custodian, brokers, and selling or agent banks; where replies were not received from brokers and selling or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Eaton Vance Floating Rate Portfolio as of October 31, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

December 19, 2017

57

Eaton Vance

Floating-Rate Fund

October 31, 2017

Management and Organization

Fund Management.  The Trustees of Eaton Vance Mutual Funds Trust (the Trust) and Eaton Vance Floating Rate Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust’s and Portfolio’s affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter, the Portfolio’s placement agent and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 176 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 176 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust and the Portfolio.

Directorships in the Last Five Years.(2) Director of EVC and Hexavest Inc. (investment management firm).

Noninterested Trustees

Mark R. Fetting 1954	Trustee	2016

Private investor. Formerly held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).

Directorships in the Last Five Years. Formerly, Director and Chairman of Legg Mason, Inc. (2008-2012); Director/Trustee and Chairman of Legg Mason family of funds (14 funds) (2008-2012); and Director/Trustee of the Royce family of funds (35 funds) (2001-2012).

Cynthia E. Frost 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012); Formerly, Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000); Formerly, Managing Director, Cambridge Associates (investment consulting company) (1989-1995); Formerly, Consultant, Bain and Company (management consulting firm) (1987-1989); Formerly, Senior Equity Analyst, BA Investment Management Company (1983-1985).

Directorships in the Last Five Years. None.

George J. Gorman 1952	Trustee	2014

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009).

Directorships in the Last Five Years. Formerly, Trustee of the BofA Funds Series Trust (11 funds) (2011-2014) and of the Ashmore Funds (9 funds) (2010-2014).

Valerie A. Mosley 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Directorships in the Last Five Years.(2) Director of Dynex Capital, Inc. (mortgage REIT) (since 2013).

58

Eaton Vance

Floating-Rate Fund

October 31, 2017

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

William H. Park 1947	Chairperson of the Board and Trustee	2016 (Chairperson); 2003 (Trustee)

Private investor. Formerly, Consultant (management and transactional) (2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(2) None.

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(2) Formerly, Director of BJ’s Wholesale Club, Inc. (wholesale club retailer) (2004-2011). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Susan J. Sutherland 1957	Trustee	2015

Private investor. Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).

Directorships in the Last Five Years. Formerly, Director of Montpelier Re Holdings Ltd. (global provider of customized insurance and reinsurance products) (2013-2015).

Harriett Tee Taggart 1948	Trustee	2011

Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).

Directorships in the Last Five Years.(2) Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals) (2007-2011).

Scott E. Wennerholm 1959	Trustee	2016

Trustee at Wheelock College (postsecondary institution) (since 2012). Formerly, Consultant at GF Parish Group (executive recruiting firm) (2016-2017). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).

Directorships in the Last Five Years. None.

Principal Officers who are not Trustees
Name and Year of Birth	Position(s) with the Trust and the Portfolio	Officer Since(3)	Principal Occupation(s) During Past Five Years

Payson F. Swaffield 1956	President	2003	Vice President and Chief Income Investment Officer of EVM and BMR. Also Vice President of Calvert Research and Management (“CRM”).

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR. Also Vice President of CRM.

59

Eaton Vance

Floating-Rate Fund

October 31, 2017

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Officer Since(3)	Principal Occupation(s) During Past Five Years
Principal Officers who are not Trustees (continued)

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR. Also Vice President of CRM.

Richard F. Froio 1968	Chief Compliance Officer	2017	Vice President of EVM and BMR since 2017. Formerly Deputy Chief Compliance Officer (Adviser/Funds) and Chief Compliance Officer (Distribution) at PIMCO (2012-2017) and Managing Director at BlackRock/Barclays Global Investors (2009-2012).

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)

During their respective tenures, the Trustees (except for Mmes. Frost and Sutherland and Messrs. Fetting, Gorman and Wennerholm) also served as Board members of one or more of the following funds (which operated in the years noted): eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); eUnitsTM 2 Year U.S. Market Participation Trust II: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009). However, Ms. Mosley did not serve as a Board member of eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014).

(3)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

60

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor. Separate statements will be generated for each separate account and will be householded as described above.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

61

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Investment Adviser of Eaton Vance Floating Rate Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator of Eaton Vance Floating-Rate Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

1044    10.31.17

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122. The registrant has amended the code of ethics as described in Form N-CSR during the period covered by this report to make clarifying changes consistent with Rule 21F-17 of the Securities Exchange Act of 1934, as amended. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a consultant and private investor. Previously, he served as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).

Item 4. Principal Accountant Fees and Services

Rule 2-01(c)(1)(ii)(A) of Regulation S-X (the “Loan Rule”) prohibits an accounting firm, such as the Portfolio’s principal accountant, Deloitte & Touche LLP (“D&T”), from having certain financial relationships with their audit clients and affiliated entities. Specifically, the Loan Rule provides, in relevant part, that an accounting firm generally would not be independent if it or a “covered person” of the accounting firm (within the meaning of applicable SEC rules relating to auditor independence) receives a loan from a lender that is a “record or beneficial owner of more than ten percent of the audit client’s equity securities.” Based on information provided to the Audit Committee of the Board of Trustees (the “Audit Committee”) of the Eaton Vance family of funds by D&T, certain relationships between D&T and its affiliates (“Deloitte Entities”) and one or more lenders who are record owners of shares of one or more funds within the Eaton Vance family of funds (the “Funds”) implicate the Loan Rule, calling into question D&T’s independence with respect to the Funds. The Funds are providing this disclosure to explain the facts and circumstances as well as D&T’s conclusions concerning D&T’s objectivity and impartiality with respect to the audits of the Funds notwithstanding the existence of one or more breaches of the Loan Rule.

On June 20, 2016, the U.S. Securities and Exchange Commission (the “SEC”) issued no-action relief to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter (June 20, 2016) (the “No-Action Letter”)) related to an auditor independence issue arising under the Loan Rule. In the No-Action Letter, the SEC indicated that it would not recommend enforcement action against the fund group if the auditor is not in compliance with the Loan Rule provided that: (1) the auditor has complied with PCAOB Rule 3526(b)(1) and 3526(b)(2); (2) the auditor’s non-compliance under the Loan Rule is with respect to certain lending relationships; and (3) notwithstanding such non-compliance, the auditor has concluded that it is objective and impartial with respect to the issues encompassed within its engagement as auditor of the funds. The SEC has indicated that the no-action relief will expire 18 months from its issuance.

Based on information provided by D&T to the Audit Committee, the requirements of the No-Action Letter appear to be met with respect to D&T’s lending relationships described above. Among other things, D&T has advised the Audit Committee of its conclusion that the consequences of the breach of the Loan Rule have been satisfactorily addressed, that D&T’s objectivity and impartiality in the planning and conduct of the audits of the

Fund’s financial statements has not been compromised and that, notwithstanding the breach, D&T is in a position to continue as the auditor for the Funds and D&T does not believe any actions need to be taken with respect to previously issued reports by D&T. D&T has advised the Audit Committee that these conclusions were based in part on its consideration of the No-Action Letter and other relevant information communicated to the Audit Committee.

(a)-(d)

The following table presents the aggregate fees billed to the registrant for the registrant’s fiscal years ended October 31, 2016 and October 31, 2017 D&T for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by D&T during such periods.

Fiscal Years Ended	10/31/6	10/31/17
Audit Fees	$112,100	$113,194
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$23,854	$24,212
All Other Fees(3)	$0	$0

Total	$135,954	$137,406

(1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.
(2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other tax related compliance/planning matters.
(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by D&T for the registrant’s fiscal years ended October 31, 2016 and October 31, 2017; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the same time periods.

Fiscal Years Ended	10/31/16	10/31/17
Registrant	$23,854	$24,212
Eaton Vance(1)	$56,434	$148,018

(1)	Certain subsidiaries of Eaton Vance Corp. provide ongoing services to the registrant.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre- approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Floating Rate Portfolio

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	December 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	December 22, 2017

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	December 22, 2017